Quarterly Schedules of
Portfolio Holdings
January 31, 2020
International & Global Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Diversified International All Cap Fund	HNIDX	HAIDX	HRIDX	HIIDX
Harbor Emerging Markets Equity Fund	HNEMX	HAEMX	HREMX	HIEEX
Harbor Focused International Fund	HNFRX	HNFSX	HNFDX	HNFIX
Harbor Global Leaders Fund	HNGIX	HGGAX	HRGAX	HGGIX
Harbor International Fund	HNINX	HAINX	HRINX	HIINX
Harbor International Growth Fund	HNGFX	HAIGX	HRIGX	HIIGX
Harbor International Small Cap Fund	HNISX	HAISX	HRISX	HIISX
Harbor Overseas Fund	HAORX	HAOSX	HAOAX	HAONX

Harbor Diversified International All Cap Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.3%
28,006	Airbus SE (France)	$4,113
323,306	BAE Systems plc (United Kingdom)	2,688
127,958	Embraer SA (Brazil)*	542
261,442	Rolls-Royce Holdings plc (United Kingdom)*	2,303
12,432	Thales SA (France)	1,364
		11,010
AIR FREIGHT & LOGISTICS—0.1%
25,611	Oesterreichische Post AG (Austria)	972
AIRLINES—0.2%
95,143	EasyJet plc (United Kingdom)	1,746
AUTO COMPONENTS—1.0%
43,800	Bridgestone Corp. (Japan)	1,551
179,919	Gestamp Automocion SA ADR (Spain)[1,2]	736
154,425	GUD Holdings Ltd. (Australia)	1,228
36,595	Hankook Tire & Technology Co. Ltd. (South Korea)	873
12,100	Koito Manufacturing Co. Ltd. (Japan)	525
31,079	Magna International Inc. (Canada)	1,576
2,394,922	Nemak SAB de CV (Mexico)[2]	995
38,600	Sumitomo Electric Industries Ltd. (Japan)	515
8,900	Toyota Industries Corp. (Japan)	481
		8,480
AUTOMOBILES—1.2%
1,365,431	Baic Motor Corp. Ltd. (China)[2]	673
28,819	Bayerische Motoren Werke AG (Germany)	2,053
16,200	Hyundai Motor Co. (South Korea)	1,681
74,500	Toyota Motor Corp. (Japan)	5,180
		9,587
BANKS—7.6%
382,323	Axis Bank Ltd. (India)	3,912
55,766	Bancolombia SA ADR (Colombia)[1]	2,926
113,200	Bangkok Bank PCL (Thailand)	519
358,666	Bank of Ireland Group plc (Ireland)	1,747
591,850	Bankia SA (Spain)	1,076
1,585,099	Barclays plc (United Kingdom)	3,500
69,103	BNP Paribas SA (France)	3,667
22,622	Danske Bank AS (Denmark)	378
40,217	DBS Group Holdings Ltd. (Singapore)	741
72,509	DNB ASA (Norway)	1,268
6,924,108	Eurobank Ergasias SA (Greece)*	6,353
25,300	Fukuoka Financial Group Inc. (Japan)	439
815,227	Grupo Financiero Inbursa SAB de CV (Mexico)	928
50,832	Hana Financial Group Inc. (South Korea)	1,405
447,465	HSBC Holdings plc (Hong Kong)	3,250
273,975	Intesa Sanpaolo SpA (Italy)	680
258,200	Kasikornbank PCL (Thailand)	1,155
34,156	Komercni Banka AS (Czech Republic)	1,174
3,716,232	Lloyds Banking Group plc (United Kingdom)	2,774
615,900	Mizuho Financial Group Inc. (Japan)	913
56,820	Nordea Bank ABP (Sweden)	448
733,200	Resona Holdings Inc. (Japan)	3,024
127,183	Shinhan Financial Group Co. Ltd. (South Korea)	4,150
345,959	Standard Chartered plc (United Kingdom)	2,877
87,800	Sumitomo Mitsui Financial Group Inc. (Japan)	3,087
13,500	Sumitomo Mitsui Trust Holdings Inc. (Japan)	498
234,519	Svenska Handelsbanken AB (Sweden)	2,298
1,298,133	Turkiye Garanti Bankasi AS (Turkey)*	2,576
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
183,299	UniCredit SpA (Italy)	$2,448
84,782	United Overseas Bank Ltd. (Singapore)	1,581
		61,792
BEVERAGES—3.6%
37,805	Anheuser-Busch InBev SA (Belgium)	2,852
11,900	Asahi Group Holdings Ltd. (Japan)	552
17,559	Carlsberg AS (Denmark)	2,564
155,436	Cia Cervecerias Unidas SA (Chile)	1,372
339,455	Coca-Cola Amatil Ltd. (Australia)	2,697
23,111	Coca-Cola European Partners plc (United States)	1,216
133,768	Davide Campari-Milano SpA (Italy)	1,293
112,334	Diageo plc (United Kingdom)	4,442
874,634	East African Breweries Ltd. (Kenya)	1,857
44,321	Heineken NV (Netherlands)	4,823
188,300	Kirin Holdings Co. Ltd. (Japan)	4,136
10,700	Suntory Beverage & Food Ltd. (Japan)	453
142,000	Tsingtao Brewery Co. Ltd. (China)	785
		29,042
BUILDING PRODUCTS—1.7%
263,195	Assa Abloy AB Class B (Sweden)	6,247
11,038	Geberit AG (Switzerland)	5,825
265,715	GWA Group Ltd. (Australia)	631
53,400	LIXIL Group Corp. (Japan)	888
		13,591
CAPITAL MARKETS—2.7%
322,616	3i Group plc (United Kingdom)	4,693
126,445	Brookfield Asset Management Inc. (Canada)	7,737
31,033	Close Brothers Group plc (United Kingdom)	579
72,500	Daiwa Securities Group Inc. (Japan)*	367
51,479	Georgia Capital plc (United Kingdom)*	547
159,378	IG Group Holdings plc (United Kingdom)	1,396
22,200	JAFCO Co. Ltd. (Japan)	923
29,200	Japan Exchange Group Inc. (Japan)	523
222,019	Jupiter Fund Management plc (United Kingdom)	1,126
324,400	Nomura Holdings Inc. (Japan)	1,661
17,562	Rathbone Brothers plc (United Kingdom)	456
83,357	St. James's Place plc (United Kingdom)	1,254
33,044	UBS Group AG (Switzerland)*	410
		21,672
CHEMICALS—1.9%
56,977	BASF SE (Germany)	3,846
61,794	Enaex SA (Chile)	579
13,300	Nippon Shokubai Co. Ltd. (Japan)	780
29,500	Nissan Chemical Corp. (Japan)	1,219
8,500	Nitto Denko Corp. (Japan)	473
210,413	Orica Ltd. (Australia)	3,179
145,092	PhosAgro PJSC GDR (Russia)[1]	1,841
8,700	Shin-Etsu Chemical Co. Ltd. (Japan)	995
88,752	Tikkurila OYJ (Finland)	1,529
18,500	Tokyo Ohka Kogyo Co. Ltd. (Japan)	766
		15,207
COMMERCIAL SERVICES & SUPPLIES—3.3%
8,200	AEON Delight Co. Ltd. (Japan)	281
330,328	Brambles Ltd. (Australia)	2,759
2,241,421	Cleanaway Waste Management Ltd. (Australia)	3,027
77,132	Edenred (France)	4,165
44,159	Elis SA (France)	860
788,649	G4S plc (United Kingdom)	2,030

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
327,162	HomeServe plc (United Kingdom)	$5,529
71,364	Ritchie Bros Auctioneers Inc. (Canada)	3,013
14,090	S-1 Corp. (South Korea)	1,076
12,800	Secom Co. Ltd. (Japan)	1,123
1,172,218	Serco Group plc (United Kingdom)*	2,445
10,700	Sohgo Security Services Co. Ltd. (Japan)	555
		26,863
CONSTRUCTION & ENGINEERING—0.9%
47,806	Boskalis Westminster NV (Netherlands)[3]	1,118
20,908	Ferrovial SA (Spain)	664
79,800	Maeda Corp. (Japan)	762
172,600	Obayashi Corp. (Japan)	1,893
145,500	Penta-Ocean Construction Co. Ltd. (Japan)	859
849,491	Raubex Group Ltd. (South Africa)	1,342
69,000	Shimizu Corp. (Japan)	708
8,200	SHO-BOND Holdings Co. Ltd. (Japan)	335
		7,681
CONSTRUCTION MATERIALS—0.6%
16,671	CRH plc (Ireland)	628
169,220	Fletcher Building Ltd. (New Zealand)	604
5,471	Imerys SA (France)	236
40,600	Taiheiyo Cement Corp. (Japan)	1,093
9,102	Vicat SA (France)	379
81,409	Wienerberger AG (Austria)	2,310
		5,250
CONSUMER FINANCE—0.8%
39,100	AEON Financial Service Co. Ltd. (Japan)	611
3,052,920	Gentera SAB de CV (Mexico)	3,458
323,771	International Personal Finance plc (United Kingdom)	673
322,935	Non-Standard Finance plc (United Kingdom)[2]	122
155,786	Provident Financial plc (United Kingdom)*	954
63,327	Shriram Transport Finance Co. Ltd. (India)	902
		6,720
CONTAINERS & PACKAGING—0.4%
490,660	DS Smith plc (United Kingdom)	2,200
58,100	Toyo Seikan Group Holdings Ltd. (Japan)	983
		3,183
DISTRIBUTORS—0.2%
162,233	Inchcape plc (United Kingdom)	1,406
DIVERSIFIED FINANCIAL SERVICES—0.0%
1,282,000	First Pacific Co. Ltd. (Hong Kong)	402
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
42,777	BCE Inc. (Canada)	2,016
135,578	Deutsche Telekom AG (Germany)	2,196
729,382	Koninklijke KPN NV (Netherlands)	2,044
186,122	KT Corp. ADR (South Korea)[1]	1,939
175,100	Nippon Telegraph & Telephone Corp. (Japan)	4,464
278,069	Spark New Zealand Ltd. (New Zealand)	833
475,187	Telkom SA SOC Ltd. (South Africa)	1,013
		14,505
ELECTRIC UTILITIES—0.5%
71,200	Kansai Electric Power Co. (Japan)	799
28,460	Orsted AS (Denmark)[2]	3,104
		3,903
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—2.4%
62,561	Legrand SA (France)	$5,006
7,700	Mabuchi Motor Co. Ltd. (Japan)	281
37,865	Schneider Electric SE (France)	3,776
3,079,850	TECO Electric and Machinery Co. Ltd. (Taiwan)	2,737
22,700	Ushio Inc. (Japan)	332
74,656	Vestas Wind Systems AS (Denmark)	7,411
		19,543
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
25,300	Azbil Corp. (Japan)	682
274,000	Chroma ATE Inc. (Taiwan)	1,336
542,735	Delta Electronics Inc. (Taiwan)	2,536
415	Hirose Electric Co. Ltd. (Japan)	52
10,100	Hitachi High-Technologies Corp. (Japan)	722
141,200	Hitachi Ltd. (Japan)	5,378
25,900	Kyocera Corp. (Japan)	1,702
9,900	Omron Corp. (Japan)	567
13,600	Shimadzu Corp. (Japan)	382
63,184	Spectris plc (United Kingdom)	2,200
9,400	TDK Corp. (Japan)	995
		16,552
ENERGY EQUIPMENT & SERVICES—0.5%
131,370	John Wood Group plc (United Kingdom)	650
46,447	Petrofac Ltd. (United Kingdom)	214
577,978	Saipem SpA (Italy)*	2,396
29,591	TechnipFMC plc (France)	473
		3,733
ENTERTAINMENT—0.3%
24,657	CTS Eventim AG & Co. KGaA (Germany)	1,533
37,516	Modern Times Group Mortgage AB Class B (Sweden)*	374
16,100	Nexon Co. Ltd. (Japan)*	218
8,100	Toho Co. Ltd. (Japan)	299
		2,424
FOOD & STAPLES RETAILING—2.6%
116,332	Alimentation Couche-Tard Inc. (Canada)	3,888
53,700	Dairy Farm International Holdings Ltd. (Hong Kong)	276
178,501	Eurocash SA (Poland)	896
105,638	Koninklijke Ahold Delhaize NV (Netherlands)	2,592
69,615	Loblaw Cos. Ltd. (Canada)	3,642
19,643	Magnit PJSC (Russia)	1,149
15,000	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	600
377,544	Metcash Ltd. (Australia)	654
27,065	PriceSmart Inc. (United States)	1,658
84,800	Seven & I Holdings Co. Ltd. (Japan)	3,252
11,300	Sundrug Co. Ltd. (Japan)	383
665,673	Tesco plc (United Kingdom)	2,165
		21,155
FOOD PRODUCTS—2.6%
7,100	Calbee Inc. (Japan)	232
386,000	China Mengniu Dairy Co. Ltd. (China)*	1,416
3,098,300	Delfi Ltd. (Singapore)	2,182
205,858	Devro plc (United Kingdom)	465
1,564,228	Grupo Lala SAB de CV (Mexico)	1,404
184,721	Industrias Bachoco SAB de CV (Mexico)	741
24,100	Megmilk Snow Brand Co. Ltd. (Japan)	564
7,200	Meiji Holdings Co. Ltd. (Japan)	507
86,500	Nippon Suisan Kaisha Ltd. (Japan)	472
220,828	Tiger Brands Ltd. (South Africa)	2,888
1,832,255	Tingyi Cayman Islands Holding Corp. (China)	3,091

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
43,000	Toyo Suisan Kaisha Ltd. (Japan)	$1,801
242,838	Ulker Biskuvi Sanayi AS (Turkey)*	946
28,845	Viscofan SA (Spain)	1,536
3,837,000	Want Want China Holdings Ltd. (China)	3,167
		21,412
GAS UTILITIES—0.1%
20,800	Tokyo Gas Co. Ltd. (Japan)	457
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
63,310	Coloplast AS (Denmark)	7,982
1,182,179	ConvaTec Group plc (United Kingdom)[2]	3,239
101,154	Demant AS (Denmark)*	3,280
60,365	Getinge AB Class B (Sweden)*	1,028
92,174	GN Store Nord AS (Denmark)	4,572
10,500	Hoya Corp. (Japan)	1,005
61,736	Koninklijke Philips NV (Netherlands)	2,827
37,500	Olympus Corp. (Japan)	606
41,654	Smith & Nephew plc (United Kingdom)	1,002
7,536	Sonova Holding AG (Switzerland)	1,890
		27,431
HEALTH CARE PROVIDERS & SERVICES—1.0%
53,600	Alfresa Holdings Corp. (Japan)	1,077
38,188	Amplifon SpA (Italy)	1,086
59,305	Fresenius Medical Care AG & Co. KGaA (Germany)	4,560
43,700	MediPAL Holdings Corp. (Japan)	926
469,783	Sigma Healthcare Ltd. (Australia)	187
		7,836
HOTELS, RESTAURANTS & LEISURE—3.1%
1,537,000	Ajisen China Holdings Ltd. (China)	432
37,947	Carnival plc (United Kingdom)	1,550
262,584	Compass Group plc (United Kingdom)	6,492
39,945	Flutter Entertainment plc (United Kingdom)	4,530
1,291,700	Genting Singapore Ltd. (Singapore)	808
254,175	GVC Holdings plc (United Kingdom)	2,939
606,141	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	609
74,850	Playtech plc (United Kingdom)	340
329,116	SSP Group plc (United Kingdom)	2,793
369,550	Tsogo Sun Gaming Ltd. (South Africa)	267
361,584	Tsogo Sun Hotels Ltd. (South Africa)*	89
161,637	TUI AG (Germany)	1,646
66,765	Yum China Holdings Inc. (China)	2,876
		25,371
HOUSEHOLD DURABLES—1.0%
90,840	Barratt Developments plc (United Kingdom)	962
48,200	Casio Computer Co. Ltd. (Japan)	893
199,534	McCarthy & Stone plc (United Kingdom)[2]	389
588,300	MRV Engenharia e Participacoes SA (Brazil)	2,867
7,100	Rinnai Corp. (Japan)	506
46,600	Sekisui Chemical Co. Ltd. (Japan)	776
22,800	Sony Corp. (Japan)	1,594
		7,987
HOUSEHOLD PRODUCTS—0.7%
18,500	Lion Corp. (Japan)	351
60,956	Reckitt Benckiser Group plc (United Kingdom)	5,046
		5,397
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
1,793,400	Lopez Holdings Corp. (Philippines)	131
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—2.1%
402,500	CK Hutchison Holdings Ltd. (Hong Kong)	$3,556
34,404	DCC plc (United Kingdom)	2,778
86,800	Jardine Matheson Holdings Ltd. (Hong Kong)	4,838
45,075	LG Corp. (South Korea)	2,649
1,227,145	Quinenco SA (Chile)	2,116
1,968,500	Sime Darby Berhad (Malaysia)	1,043
		16,980
INSURANCE—5.0%
84,887	Admiral Group plc (United Kingdom)	2,527
105,609	AXA SA (France)	2,808
185,400	Dai-ichi Life Holdings Inc. (Japan)	2,752
17,075	Fairfax Financial Holdings Ltd. (Canada)	7,640
119,000	Great Eastern Holdings Ltd. (Singapore)	1,886
5,877	Hannover Rueck SE (Germany)	1,141
5,210	Helvetia Holding AG (Switzerland)	749
203,300	Japan Post Holdings Co. Ltd. (Japan)	1,849
24,900	MS&AD Insurance Group Holdings Inc. (Japan)	827
217,300	Porto Seguro SA (Brazil)*	3,355
39,475	Prudential plc (United Kingdom)*	702
269,441	QBE Insurance Group Ltd. (Australia)	2,453
110,481	Sampo OYJ (Finland)	5,001
14,918	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,627
42,900	Sompo Holdings Inc. (Japan)	1,603
11,600	Sony Financial Holdings Inc. (Japan)	267
39,400	T&D Holdings Inc. (Japan)	420
42,000	Tokio Marine Holdings Inc. (Japan)	2,280
		40,887
INTERACTIVE MEDIA & SERVICES—2.5%
44,204	Adevinta ASA (Norway)*	539
246,672	Auto Trader Group plc (United Kingdom)[2]	1,820
38,038	Baidu Inc. ADR (China)*,1	4,700
186,815	Carsales.com Ltd. (Australia)	2,127
320,779	Domain Holdings Australia Ltd. (Australia)	804
898,436	Rightmove plc (United Kingdom)	7,786
53,070	Yandex NV (Russia)*	2,378
		20,154
INTERNET & DIRECT MARKETING RETAIL—1.1%
4,581	GS Home Shopping Inc. (South Korea)	499
132,749	HelloFresh SE (Germany)*	3,160
183,039	Just Eat plc (United Kingdom)*	2,077
43,331	MoneySuperMarket.com Group plc (United Kingdom)	186
331,520	PChome Online Inc. (Taiwan)*	971
2,627	Takeaway.com NV (Netherlands)*,2	247
27,417	Trip.Com Group Ltd. ADR (China)*,1	881
2,894	Zooplus AG (Germany)*	260
25,200	ZOZO Inc. (Japan)	420
		8,701
IT SERVICES—1.1%
14,924	Alten SA (France)	1,839
37,999	Genpact Ltd. (United States)	1,682
13,700	ITOCHU Techno-Solutions Corp. (Japan)	404
19,300	NET One Systems Co. Ltd. (Japan)	318
18,900	Nomura Research Institute Ltd. (Japan)	416
188,700	NTT Data Corp. (Japan)	2,651
4,000	OBIC Co. Ltd. (Japan)	545

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
9,000	Otsuka Corp. (Japan)	$351
15,600	SCSK Corp. (Japan)	836
		9,042
LEISURE PRODUCTS—1.0%
39,000	Bandai Namco Holdings Inc. (Japan)	2,266
297,386	Giant Manufacturing Co. Ltd. (Taiwan)	1,751
817,000	Goodbaby International Holdings Ltd. (Hong Kong)*	150
163,611	Merida Industry Co. Ltd. (Taiwan)	891
78,000	Sega Sammy Holdings Inc. (Japan)	1,062
2,100	Shimano Inc. (Japan)	322
63,182	Spin Master Corp. (Canada)*,2	1,512
		7,954
LIFE SCIENCES TOOLS & SERVICES—0.4%
5,748	Eurofins Scientific SE (France)[3]	3,092
7,577	Gerresheimer AG (Germany)	599
		3,691
MACHINERY—2.1%
15,621	Andritz AG (Austria)	615
384,367	CNH Industrial NV (Italy)	3,661
12,400	Daifuku Co. Ltd. (Japan)	747
15,174	GEA Group AG (Germany)	454
9,300	Hoshizaki Corp. (Japan)	856
32,971	IMI plc (United Kingdom)	479
15,200	Makita Corp. (Japan)	581
44,500	Mitsui E&S Holdings Co. Ltd. (Japan)*	372
135,292	Rotork plc (United Kingdom)	542
152,475	Sandvik AB (Sweden)	2,783
28,730	Stabilus SA (Germany)	1,745
99,970	Wartsila OYJ Abp (Finland)	1,226
1,504,000	Yungtay Engineering Co. Ltd. (Taiwan)	3,028
		17,089
MARINE—0.3%
39,603,948	Cia Sud Americana de Vapores SA (Chile)*	1,245
214,616	Irish Continental Group plc (Ireland)	1,114
		2,359
MEDIA—2.1%
1,436,600	BEC World PCL (Thailand)*	242
47,986	Daily Mail & General Trust plc (United Kingdom)	515
42,425	Euromoney Institutional Investor plc (United Kingdom)	686
112,300	Fuji Media Holdings Inc. (Japan)	1,527
117,644	Grupo Televisa SAB ADR (Mexico)[1]	1,308
78,559	Informa plc (United Kingdom)	802
1,349,653	ITV plc (United Kingdom)	2,405
32,994	JCDecaux SA (France)	882
14,730,521	Media Nusantara Citra TBK PT (Indonesia)	1,706
795,260	Nine Entertainment Co. Holdings Ltd. (Australia)	984
102,620	Nippon Television Holdings Inc. (Japan)	1,386
37,493	Nordic Entertainment Group AB (Sweden)*	1,138
23,916	Schibsted ASA Class A (Norway)	720
20,313	Schibsted ASA Class B (Norway)	574
351,009	Sky Network Television Ltd. (New Zealand)	156
337,000	Television Broadcasts Ltd. (Hong Kong)	516
160,289	WPP plc (United Kingdom)	1,993
		17,540
METALS & MINING—4.5%
87,030	Acerinox SA (Spain)	847
1,384,478	Alrosa PJSC (Russia)	1,740
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
1,060,693	Alumina Ltd. (Australia)	$1,528
65,693	Anglo American Platinum Ltd. (South Africa)	5,241
67,519	Anglo American plc (South Africa)	1,744
129,358	Antofagasta plc (United Kingdom)	1,397
118,698	ArcelorMittal SA (France)	1,744
240,695	Barrick Gold Corp. (Canada)	4,458
51,333	BHP Group Ltd. (Australia)	1,317
193,358	BlueScope Steel Ltd. (Australia)	1,810
77,184	Cia de Minas Buenaventura SAA ADR (Peru)[1]	998
21,073	Franco-Nevada Corp. (Canada)	2,395
175,798	Freeport-McMoRan Inc. (United States)	1,951
1,097,832	Glencore plc (United Kingdom)*	3,211
120,290	Newcrest Mining Ltd. (Australia)	2,408
17,600	Nippon Steel Corp. (Japan)*	244
64,746	Rio Tinto plc (United Kingdom)	3,462
10,000	Sumitomo Metal Mining Co. Ltd. (Japan)	284
		36,779
MULTILINE RETAIL—0.1%
31,800	Marui Group Co. Ltd. (Japan)	736
18,500	Ryohin Keikaku Co. Ltd. (Japan)	309
		1,045
OIL, GAS & CONSUMABLE FUELS—2.9%
1,335,622	BP plc (United Kingdom)	8,041
37,287	Caltex Australia Ltd. (Australia)	850
163,537	Canadian Natural Resources Ltd. (Canada)	4,599
156,835	Equinor ASA (Norway)	2,831
223,200	INPEX Corp. (Japan)	2,083
101,328	Inter Pipeline Ltd. (Canada)	1,688
15,204	Lukoil PJSC ADR (Russia)[1]	1,553
147,108	PrairieSky Royalty Ltd. (Canada)	1,613
		23,258
PAPER & FOREST PRODUCTS—0.1%
149,900	Oji Holdings Corp. (Japan)*	762
PERSONAL PRODUCTS—2.0%
38,720	AMOREPACIFIC Group (South Korea)	2,316
691,124	Asaleo Care Ltd. (Australia)*	498
36,500	Kao Corp. (Japan)	2,911
2,800	Kose Corp. (Japan)	361
326,709	L'Occitane International SA (Hong Kong)	692
14,400	Mandom Corp. (Japan)	326
373,336	Natura & Co Holding SA (Brazil)*	4,148
83,625	Unilever plc (United Kingdom)	4,988
		16,240
PHARMACEUTICALS—3.4%
30,600	Astellas Pharma Inc. (Japan)	541
4,292,067	Genomma Lab Internacional SAB de CV (Mexico)*	5,056
81,107	Haw Par Corp. Ltd. (Singapore)	725
115,720	Novo Nordisk AS (Denmark)	7,044
41,400	Otsuka Holdings Co. Ltd. (Japan)	1,839
33,607	Roche Holding AG (Switzerland)	11,274
5,300	Sawai Pharmaceutical Co. Ltd. (Japan)	344
9,100	Takeda Pharmaceutical Co. Ltd. (Japan)	350
25,900	Tsumura & Co. (Japan)	704
		27,877
PROFESSIONAL SERVICES—3.8%
57,549	Adecco Group AG (Switzerland)	3,372
334,122	ALS Ltd. (Australia)	2,135

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
689,004	Capita plc (United Kingdom)*	$1,322
11,734	DKSH Holding AG (Switzerland)	605
114,157	Experian plc (United Kingdom)	3,974
861,158	Hays plc (United Kingdom)	1,761
106,073	Intertek Group plc (United Kingdom)	8,049
144,014	IPH Ltd. (Australia)	872
45,500	Nomura Co. Ltd. (Japan)	517
103,896	PageGroup plc (United Kingdom)	626
26,800	Persol Holdings Co. Ltd. (Japan)	479
11,145	Randstad NV (Netherlands)	640
174,840	RELX plc (United Kingdom)	4,639
6,200	TechnoPro Holdings Inc. (Japan)	410
6,957	Teleperformance (France)	1,745
		31,146
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
22,400	Daiwa House Industry Co. Ltd. (Japan)	705
15,054	LOG Commercial Properties e Participacoes SA (Brazil)	111
149,312	LPS Brasil Consultoria de Imoveis SA (Brazil)*	310
133,300	Mitsubishi Estate Co. Ltd. (Japan)	2,611
61,419	New World Development Co. Ltd. (Hong Kong)	77
86,876	United Industrial Corp. Ltd. (Singapore)	179
		3,993
ROAD & RAIL—1.2%
15,624	Canadian Pacific Railway Ltd. (Canada)	4,150
19,900	East Japan Railway Co. (Japan)	1,752
90,505	Globaltrans Investment plc GDR (Russia)[1]	785
102,866	National Express Group plc (United Kingdom)	607
47,500	Senko Group Holdings Co. Ltd. (Japan)	380
26,100	West Japan Railway Co. (Japan)	2,208
		9,882
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
4,557	ASML Holding NV (Netherlands)	1,279
213,600	Renesas Electronics Corp. (Japan)*	1,344
13,600	ROHM Co. Ltd. (Japan)	978
37,069	SK Hynix Inc. (South Korea)	2,820
1,097,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11,315
		17,736
SOFTWARE—1.7%
270,091	Blackberry Ltd. (Canada)*	1,645
4,519	Constellation Software Inc. (Canada)	4,750
2,700	Oracle Corp. Japan (Japan)	234
395,100	TOTVS SA (Brazil)*	6,887
		13,516
SPECIALTY RETAIL—1.0%
5,700	ABC-Mart Inc. (Japan)	366
4,392,500	Esprit Holdings Ltd. (Hong Kong)*	784
170,569	Fourlis Holdings SA (Greece)*	1,074
94,429	JUMBO SA (Greece)	1,920
230,505	Pets at Home Group plc (United Kingdom)	857
26,500	USS Co. Ltd. (Japan)	481
83,409	WH Smith plc (United Kingdom)	2,628
		8,110
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
44,905	Logitech International SA (Switzerland)	2,012
41,300	NEC Corp. (Japan)	1,838
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
19,309	Quadient SAS (France)	$465
234,521	Samsung Electronics Co. Ltd. (South Korea)	10,866
		15,181
TEXTILES, APPAREL & LUXURY GOODS—2.3%
15,029	adidas AG (Germany)	4,751
68,200	ASICS Corp. (Japan)	996
41,157	Cie Financiere Richemont SA (Switzerland)	2,989
177,816	Cie Financiere Richemont SA ADR (South Africa)[1,3]	1,292
30,848	EssilorLuxottica SA (France)	4,567
53,914	Gildan Activewear Inc. (Canada)	1,494
82,500	Onward Holdings Co. Ltd. (Japan)	474
1,293,746	Stella International Holdings Ltd. (Hong Kong)	1,793
110,000	Texwinca Holdings Ltd. (Hong Kong)	23
		18,379
TOBACCO—0.3%
14,741	British American Tobacco plc (United Kingdom)	650
26,206	Swedish Match AB (Sweden)	1,482
		2,132
TRADING COMPANIES & DISTRIBUTORS—1.0%
49,822	Brenntag AG (Germany)	2,578
136,988	Bunzl plc (United Kingdom)	3,548
38,500	ITOCHU Corp. (Japan)	899
44,100	Mitsubishi Corp. (Japan)	1,131
		8,156
TRANSPORTATION INFRASTRUCTURE—0.6%
105,369	Getlink SE (France)	1,859
513,768	Global Ports Investments plc GDR (Russia)*,1	1,870
2,827,987	Grindrod Ltd. (South Africa)	906
20,400	Mitsubishi Logistics Corp. (Japan)	517
		5,152
WIRELESS TELECOMMUNICATION SERVICES—1.2%
399,789	Bharti Airtel Ltd. (India)*	2,782
68,200	KDDI Corp. (Japan)	2,061
16,182	Millicom International Cellular SA SDR (Sweden)[1]	764
41,900	NTT DoCoMo Inc. (Japan)	1,191
34,535	Rogers Communications Inc. (Canada)	1,729
182,748	SmarTone Telecommunications Holdings Ltd. (Hong Kong)	134
14,863,820	Vodafone Idea Ltd. (India)*	1,106
		9,767
TOTAL COMMON STOCKS
(Cost $757,523)		795,949

PREFERRED STOCKS—1.5%
AUTOMOBILES—0.3%
14,150	Volkswagen AG (Germany)	2,539
BANKS—0.5%
184,249	Banco Bradesco SA (Brazil)*	1,415
1,866,600	Grupo Aval Acciones y Valores SA (Colombia)	791
477,142	Itausa - Investimentos Itau SA (Brazil)	1,433
		3,639
PERSONAL PRODUCTS—0.0%
3,088	AMOREPACIFIC Group (South Korea)*	125

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

PREFERRED STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.7%
719,767	Alpargatas SA (Brazil)*	$6,024
TOTAL PREFERRED STOCKS
(Cost $8,058)		12,327

SHORT-TERM INVESTMENTS—0.3%
(Cost $2,410)
Shares		Value
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.3%
2,409,887	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 1.62%)[4]	$2,410
TOTAL INVESTMENTS—99.7%
(Cost $767,991)		810,686
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		2,798
TOTAL NET ASSETS—100.0%		$813,484

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$16,639	$—	$16,639
Europe	11,316	382,217	—	393,533
Latin America	31,886	9,460	—	41,346
Middle East/Central Asia	—	8,702	—	8,702
North America	66,052	—	—	66,052
Pacific Basin	10,396	259,281	—	269,677
Preferred Stocks
Europe	—	2,539	—	2,539
Latin America	9,663	—	—	9,663
Pacific Basin	—	125	—	125
Short-Term Investments
Investment Company-Securities Lending Investment Fund	2,410	—	—	2,410
Total Investments in Securities	$131,723	$678,963	$—	$810,686
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020 (000s)
Common Stocks	$—	$—	$—	$—	$(1,632)	$1,632	$—	$—	$—
Preferred Stocks	15	—	(15)	—	—	—	—	—	—
	$15	$—	$(15)	$—	$(1,632)	$1,632	$—	$—	$—

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions. SDR after the name of a security stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $12,837 or 2% of net assets.
3	All or a portion of this security was out on loan as of January 31, 2020. The market value of securities on loan was $3,370 and the related cash and non-cash collateral were $2,410 and $1,144, respectively.
4	Represents the investment of cash collateral received from securities lending activities
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Emerging Markets Equity Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.2%
Shares		Value
AIRLINES—1.5%
37,973	Azul SA ADR (Brazil)*,1	$1,576
AUTOMOBILES—1.0%
655,000	Geely Automobile Holdings Ltd. (China)	1,038
BANKS—21.6%
627,607	Alpha Bank AE (Greece)*	1,256
199,567	Banco Bradesco SA ADR (Brazil)*,1	1,523
6,806,300	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,213
4,131,000	China Construction Bank Corp. (China)	3,129
216,000	China Merchants Bank Co. Ltd. (China)	1,042
214,737	Grupo Financiero Banorte SAB de CV (Mexico)	1,323
52,832	Hana Financial Group Inc. (South Korea)	1,460
149,906	ICICI Bank Ltd. ADR (India)[1]	2,186
258,249	Itau Unibanco Holding SA ADR (Brazil)[1]	1,965
26,895	KB Financial Group Inc. (South Korea)*	989
24,929	OTP Bank plc (Hungary)	1,155
456,200	Ping An Bank Co. Ltd. (China)	976
181,811	Sberbank of Russia PJSC ADR (Russia)[1]	2,900
244,745	United Bank Ltd. (Pakistan)	269
		22,386
BEVERAGES—1.7%
291,270	Budweiser Brewing Co. Apac Ltd. (China)*,2	881
60,995	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China)*	913
		1,794
CHEMICALS—0.0%
2,684,000	Tianhe Chemicals Group Ltd. (China)*,2	—[x]
CONSTRUCTION & ENGINEERING—0.7%
1,281,000	China Railway Group Ltd. (China)	702
CONSTRUCTION MATERIALS—5.0%
237,000	Anhui Conch Cement Co. Ltd. (China)	1,513
248,267	Cemex SAB de CV ADR (Mexico)[1]	1,003
1,674,400	Semen Indonesia Persero TBK PT (Indonesia)	1,459
19,273	UltraTech Cement Ltd. (India)	1,192
		5,167
DIVERSIFIED CONSUMER SERVICES—0.7%
25,126	Afya Ltd. (Brazil)*	750
ELECTRIC UTILITIES—0.5%
77,346	Neoenergia SA (Brazil)*	465
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
143,500	Hangzhou Hikvision Digital Technology Co. Ltd. (China)	718
FOOD & STAPLES RETAILING—0.9%
113,075	ShopRite Holdings Ltd. (South Africa)	878
FOOD PRODUCTS—4.2%
182,274	BRF SA ADR (Brazil)*,1	1,296
2,143,300	Charoen Pokphand Foods PCL (Thailand)	2,051
1,201,000	Want Want China Holdings Ltd. (China)	991
		4,338
HOTELS, RESTAURANTS & LEISURE—1.3%
209,000	Galaxy Entertainment Group Ltd. (China)*	1,368
HOUSEHOLD DURABLES—0.6%
222,998	Suofeiya Home Collection Co. Ltd. (China)	616
COMMON STOCKS—Continued
Shares		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.7%
1,302,100	China Longyuan Power Group Corp. Ltd. (China)	$770
INSURANCE—4.6%
183,000	China Pacific Insurance Group Co. Ltd. (China)	610
88,387	ICICI Prudential Life Insurance Co. Ltd. (India)[2]	633
312,500	Ping An Insurance Group Co. of China Ltd. (China)	3,534
		4,777
INTERACTIVE MEDIA & SERVICES—5.7%
124,800	Tencent Holdings Ltd. (China)	5,952
INTERNET & DIRECT MARKETING RETAIL—2.4%
95,300	Alibaba Group Holding Ltd. (China)*	2,459
LIFE SCIENCES TOOLS & SERVICES—2.5%
68,000	Hangzhou Tigermed Consulting Co. Ltd. (China)*	707
163,469	Pharmaron Beijing Co. Ltd. (China)*	1,048
72,125	WuXi AppTec Co. Ltd. (China)*,2	874
		2,629
MACHINERY—1.0%
183,381	Samsung Heavy Industries Co. Ltd. (South Korea)*	1,010
METALS & MINING—3.9%
82,287	AngloGold Ashanti Ltd. ADR (South Africa)[1]	1,675
648,595	Baoshan Iron + Steel Co. (China)*	496
159,287	Ganfeng Lithium Co. Ltd. (China)*,2	407
2,212,800	MMG Ltd. (China)*	495
5,115	POSCO (South Korea)	927
		4,000
OIL, GAS & CONSUMABLE FUELS—12.3%
390,800	China Shenhua Energy Co. Ltd. (China)	687
9,535	CNOOC Ltd. ADR (China)[1]	1,440
16,766	Lukoil PJSC ADR (Russia)[1]	1,706
2,082,000	PetroChina Co. Ltd. (China)	918
203,270	Petroleo Brasileiro SA ADR (Brazil)*,1	2,693
112,827	Reliance Industries Ltd. (India)	2,223
149,692	Rosneft Oil Co PJSC GDR (Russia)*,1	1,120
7,017	S-Oil Corp. (South Korea)	442
168,200	Ultrapar Participacoes SA (Brazil)	992
56,028	YPF SA ADR (Argentina)[1]	526
		12,747
PHARMACEUTICALS—0.3%
78,625	Glenmark Pharmaceuticals Ltd. (India)	341
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
931,600	Guangzhou R&F Properties Co. Ltd. (China)	1,405
315,500	Shimao Property Holdings Ltd. (China)	1,018
		2,423
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.6%
477,000	Ase Technology Holding Co. (Taiwan)*	1,151
99,000	MediaTek Inc. (Taiwan)	1,253
22,560	SK Hynix Inc. (South Korea)	1,716
108,883	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	5,873
		9993
SPECIALTY RETAIL—2.1%
81,175	China International Travel Service Corp. Ltd. (China)	935
130,747	Foschini Group Ltd. (South Africa)	1,197
		2,132

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.3%
141,712	Samsung Electronics Co. Ltd. (South Korea)	$6,566
WIRELESS TELECOMMUNICATION SERVICES—1.1%
218,297	MTN Group Ltd. (South Africa)	1,169
TOTAL COMMON STOCKS
(Cost $90,594)		98,764
TOTAL INVESTMENTS—95.2%
(Cost $90,594)		98,764
CASH AND OTHER ASSETS, LESS LIABILITIES—4.8%		4,990
TOTAL NET ASSETS—100.0%		$103,754
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$1,675	$3,245	$—	$4,920
Europe	—	8,137	—	8,137
Latin America	14,112	—	—	14,112
Middle East/Central Asia	2,186	4,658	—	6,844
Pacific Basin	9,364	55,387	—	64,751
Total Investments in Securities	$27,337	$71,427	$—	$98,764
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020[w] (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (China)*,2	$—	Market Approach	Estimated Recovery Value	HKD 0.00

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $2,795 or 3% of net assets.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 01/31/2020 (000s)
	Common Stocks	$(512)
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Focused International Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—93.4%
Shares		Value
BEVERAGES—11.9%
11,415	Fomento Economico Mexicano SAB de CV ADR Class B (Mexico)[1]	$1,029
12,426	Heineken NV (Netherlands)	1,352
3,836	Kweichow Moutai Co. Ltd. Class A (China)	564
3,103	Pernod Ricard SA (France)*	537
		3,482
BUILDING PRODUCTS—3.1%
6,500	Daikin Industries Ltd. (Japan)	916
CHEMICALS—3.2%
8,200	Shin-Etsu Chemical Co. Ltd. (Japan)	938
ELECTRICAL EQUIPMENT—2.1%
4,800	Nidec Corp. (Japan)	604
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.2%
20,600	Hamamatsu Photonics KK (Japan)	871
1,900	Keyence Corp. (Japan)	639
		1,510
FOOD PRODUCTS—4.3%
290,738	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (China)	1,251
HEALTH CARE EQUIPMENT & SUPPLIES—8.1%
3,279	Coloplast AS Class B (Denmark)	413
13,600	Hoya Corp. (Japan)	1,302
686	Straumann Holding AG (Switzerland)	654
		2,369
INSURANCE—8.4%
83,145	AIA Group Ltd. (Hong Kong)	824
144,766	Ping An Insurance Group Co. of China Ltd. (China)	1,637
		2,461
INTERACTIVE MEDIA & SERVICES—4.4%
8,811	Autohome Inc. ADR Class A (China)*,1	674
13,008	Tencent Holdings Ltd. (China)	620
		1,294
INTERNET & DIRECT MARKETING RETAIL—1.6%
2,192	Alibaba Group Holding Ltd. ADR (China)*,1	453
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—2.9%
10,805	Amadeus IT Group SA Class A (Spain)	$847
MULTILINE RETAIL—2.0%
35,300	Pan Pacific International Holdings Corp. (Japan)	570
PERSONAL PRODUCTS—9.2%
3,000	Kose Corp. (Japan)	386
4,592	L'Oreal SA (France)	1,277
17,448	Unilever plc (United Kingdom)	1,041
		2,704
PHARMACEUTICALS—6.2%
9,520	Novo Nordisk AS (Denmark)	579
3,717	Roche Holding AG (Switzerland)	1,247
		1,826
PROFESSIONAL SERVICES—3.3%
27,938	Experian plc (United Kingdom)	972
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
13,920	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	751
SOFTWARE—3.9%
8,805	SAP SE (Germany)	1,147
SPECIALTY RETAIL—8.1%
1,600	Fast Retailing Co. Ltd. (Japan)	861
6,100	Hikari Tsushin Inc. (Japan)	1,499
		2,360
TEXTILES, APPAREL & LUXURY GOODS—2.9%
5,790	EssilorLuxottica SA (France)	857
TOTAL COMMON STOCKS
(Cost $25,593)		27,312
TOTAL INVESTMENTS—93.4%
(Cost $25,593)		27,312
CASH AND OTHER ASSETS, LESS LIABILITIES—6.6%		1,924
TOTAL NET ASSETS—100.0%		$29,236

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$10,923	$—	$10,923
Latin America	1,029	—	—	1,029
Pacific Basin	1,878	13,482	—	15,360
Total Investments in Securities	$2,907	$24,405	$—	$27,312
There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

Harbor Focused International Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositrary reciepts, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—7.5%
19,837	Safran SA (France)	$3,199
7,297	TransDigm Group Inc. (United States)*	4,694
		7,893
AUTO COMPONENTS—2.3%
28,238	Aptiv plc (United States)	2,394
BANKS—5.2%
886,300	Bank Central Asia TBK PT (Indonesia)	2,094
59,999	HDFC Bank Ltd. ADR (India)[1]	3,437
		5,531
BIOTECHNOLOGY—3.5%
17,888	CSL Ltd. (Australia)	3,679
CAPITAL MARKETS—4.3%
28,847	Intercontinental Exchange Inc. (United States)	2,877
6,523	Moody's Corp. (United States)	1,675
		4,552
COMMERCIAL SERVICES & SUPPLIES—1.5%
260,169	Rentokil Initial plc (United Kingdom)	1,602
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
10,560	Keyence Corp. (Japan)	3,550
ENTERTAINMENT—3.7%
30,828	Live Nation Entertainment Inc. (United States)*	2,101
40,716	Sea Ltd. ADR (Singapore)*,1	1,842
		3,943
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.3%
4,106	Equinix Inc. (United States)	2,421
FOOD & STAPLES RETAILING—4.0%
127,862	Alimentation Couche-Tard Inc. (Canada)	4,273
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
61,268	Boston Scientific Corp. (United States)*	2,565
HEALTH CARE PROVIDERS & SERVICES—2.1%
8,194	UnitedHealth Group Inc. (United States)	2,233
INDUSTRIAL CONGLOMERATES—3.3%
9,065	Roper Technologies Inc. (United States)	3,460
INSURANCE—3.7%
390,300	AIA Group Ltd. (Hong Kong)	3,868
INTERACTIVE MEDIA & SERVICES—1.5%
180,513	Rightmove plc (United Kingdom)	1,564
IT SERVICES—4.8%
25,218	Visa Inc. (United States)	5,018
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—4.4%
15,151	Iqvia Holdings Inc. (United States)*	$2,352
5,562	Lonza Group AG (Switzerland)	2,285
		4,637
MULTILINE RETAIL—3.3%
14,751	Dollar General Corp. (United States)	2,263
78,600	Pan Pacific International Holdings Corp. (Japan)	1,268
		3,531
PHARMACEUTICALS—3.5%
27,474	Zoetis Inc. (United States)	3,687
PROFESSIONAL SERVICES—5.2%
81,650	Recruit Holdings Co. Ltd. (Japan)	3,182
14,000	Verisk Analytics Inc. (United States)	2,275
		5,457
ROAD & RAIL—1.4%
8,136	Union Pacific Corp. (United States)	1,460
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
44,702	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	2,411
29,298	Texas Instruments Inc. (United States)	3,535
		5,946
SOFTWARE—13.9%
12,461	Adobe Inc. (United States)*	4,376
10,435	Dassault Systemes SE (France)	1,806
11,380	Intuit Inc. (United States)	3,191
17,394	Microsoft Corp. (United States)	2,961
14,539	Temenos AG (Switzerland)*	2,339
		14,673
SPECIALTY RETAIL—1.9%
17,650	Ross Stores Inc. (United States)	1,980
TEXTILES, APPAREL & LUXURY GOODS—1.8%
12,848	EssilorLuxottica SA (France)	1,902
TRADING COMPANIES & DISTRIBUTORS—1.4%
60,200	Monotaro Co. Ltd. (Japan)	1,444
TOTAL COMMON STOCKS
(Cost $81,516)		103,263
TOTAL INVESTMENTS—97.9%
(Cost $81,516)		103,263
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		2,180
TOTAL NET ASSETS—100.0%		$105,443

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$14,697	$—	$14,697
Middle East/Central Asia	3,437	—	—	3,437
North America	61,791	—	—	61,791
Pacific Basin	4,253	19,085	—	23,338
Total Investments in Securities	$69,481	$33,782	$—	$103,263
There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specfic examples of this type of depositary reciept, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—1.9%
268,645	Airbus SE (France)	$39,454
3,015,629	BAE Systems plc (United Kingdom)	25,069
2,409,708	Rolls-Royce Holdings plc (United Kingdom)*	21,226
135,517	Thales SA (France)	14,870
		100,619
AIR FREIGHT & LOGISTICS—0.2%
228,846	Oesterreichische Post AG (Austria)	8,687
AIRLINES—0.3%
860,904	EasyJet plc (United Kingdom)	15,803
AUTO COMPONENTS—0.9%
429,700	Bridgestone Corp. (Japan)	15,219
1,635,974	Gestamp Automocion SA ADR (Spain)[1,2]	6,690
814,033	GUD Holdings Ltd. (Australia)	6,474
119,380	Hankook Tire & Technology Co. Ltd. (South Korea)	2,849
120,300	Koito Manufacturing Co. Ltd. (Japan)	5,221
372,100	Sumitomo Electric Industries Ltd. (Japan)	4,961
87,600	Toyota Industries Corp. (Japan)	4,738
		46,152
AUTOMOBILES—1.5%
4,049,764	Baic Motor Corp. Ltd. (China)[2]	1,996
268,391	Bayerische Motoren Werke AG (Germany)	19,118
57,742	Hyundai Motor Co. (South Korea)	5,994
739,100	Toyota Motor Corp. (Japan)	51,388
		78,496
BANKS—6.5%
1,204,055	Axis Bank Ltd. (India)	12,319
813,100	Bangkok Bank PCL (Thailand)	3,731
3,370,741	Bank of Ireland Group plc (Ireland)	16,416
5,548,374	Bankia SA (Spain)	10,083
14,842,363	Barclays plc (United Kingdom)	32,777
646,332	BNP Paribas SA (France)	34,299
201,800	Danske Bank AS (Denmark)	3,369
688,761	DNB ASA (Norway)	12,041
253,000	Fukuoka Financial Group Inc. (Japan)	4,384
165,648	Hana Financial Group Inc. (South Korea)	4,578
2,150,431	HSBC Holdings plc (Hong Kong)	15,620
2,444,116	Intesa Sanpaolo SpA (Italy)	6,070
1,158,300	Kasikornbank PCL (Thailand)	5,182
34,990,991	Lloyds Banking Group plc (United Kingdom)	26,122
6,054,500	Mizuho Financial Group Inc. (Japan)	8,978
500,112	Nordea Bank ABP (Sweden)	3,945
7,153,600	Resona Holdings Inc. (Japan)	29,500
494,345	Shinhan Financial Group Co. Ltd. (South Korea)	16,132
1,958,361	Standard Chartered plc (United Kingdom)	16,285
869,900	Sumitomo Mitsui Financial Group Inc. (Japan)	30,585
132,900	Sumitomo Mitsui Trust Holdings Inc. (Japan)	4,900
2,198,729	Svenska Handelsbanken AB (Sweden)	21,541
1,735,695	UniCredit SpA (Italy)	23,184
366,500	United Overseas Bank Ltd. (Singapore)	6,836
		348,877
BEVERAGES—4.2%
353,804	Anheuser-Busch InBev SA (Belgium)	26,691
117,900	Asahi Group Holdings Ltd. (Japan)	5,465
159,803	Carlsberg AS (Denmark)	23,337
1,684,726	Coca-Cola Amatil Ltd. (Australia)	13,387
223,254	Coca-Cola European Partners plc (United States)	11,745
1,193,340	Davide Campari-Milano SpA (Italy)	11,535
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
1,052,803	Diageo plc (United Kingdom)	$41,631
411,069	Heineken NV (Netherlands)	44,727
1,848,000	Kirin Holdings Co. Ltd. (Japan)	40,587
106,000	Suntory Beverage & Food Ltd. (Japan)	4,488
544,000	Tsingtao Brewery Co. Ltd. (China)	3,009
		226,602
BUILDING PRODUCTS—2.3%
2,457,844	Assa Abloy AB Class B (Sweden)	58,340
103,690	Geberit AG (Switzerland)	54,721
1,263,108	GWA Group Ltd. (Australia)	3,000
525,700	LIXIL Group Corp. (Japan)	8,741
		124,802
CAPITAL MARKETS—2.3%
2,936,375	3i Group plc (United Kingdom)	42,715
276,840	Close Brothers Group plc (United Kingdom)	5,168
718,600	Daiwa Securities Group Inc. (Japan)*	3,634
1,530,540	IG Group Holdings plc (United Kingdom)	13,401
218,100	JAFCO Co. Ltd. (Japan)	9,070
284,800	Japan Exchange Group Inc. (Japan)	5,104
1,996,617	Jupiter Fund Management plc (United Kingdom)	10,130
3,205,200	Nomura Holdings Inc. (Japan)	16,409
156,676	Rathbone Brothers plc (United Kingdom)	4,064
786,821	St. James's Place plc (United Kingdom)	11,834
290,531	UBS Group AG (Switzerland)*	3,608
		125,137
CHEMICALS—1.7%
538,013	BASF SE (Germany)	36,314
129,700	Nippon Shokubai Co. Ltd. (Japan)	7,604
294,400	Nissan Chemical Corp. (Japan)	12,166
82,800	Nitto Denko Corp. (Japan)	4,603
946,263	Orica Ltd. (Australia)	14,296
88,700	Shin-Etsu Chemical Co. Ltd. (Japan)	10,144
185,300	Tokyo Ohka Kogyo Co. Ltd. (Japan)	7,677
		92,804
COMMERCIAL SERVICES & SUPPLIES—3.5%
80,700	AEON Delight Co. Ltd. (Japan)	2,769
1,463,832	Brambles Ltd. (Australia)	12,226
11,143,360	Cleanaway Waste Management Ltd. (Australia)	15,050
683,006	Edenred (France)	36,883
404,273	Elis SA (France)	7,872
7,398,195	G4S plc (United Kingdom)	19,039
3,014,959	HomeServe plc (United Kingdom)	50,948
48,786	S-1 Corp. (South Korea)	3,725
127,300	Secom Co. Ltd. (Japan)	11,171
10,921,405	Serco Group plc (United Kingdom)*	22,782
105,600	Sohgo Security Services Co. Ltd. (Japan)	5,481
		187,946
CONSTRUCTION & ENGINEERING—1.1%
442,814	Boskalis Westminster NV (Netherlands)	10,357
186,625	Ferrovial SA (Spain)	5,928
787,500	Maeda Corp. (Japan)	7,517
1,695,300	Obayashi Corp. (Japan)	18,592
1,427,900	Penta-Ocean Construction Co. Ltd. (Japan)	8,434
687,400	Shimizu Corp. (Japan)	7,050
81,700	SHO-BOND Holdings Co. Ltd. (Japan)	3,336
		61,214

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—0.9%
148,729	CRH plc (Ireland)	$5,600
842,658	Fletcher Building Ltd. (New Zealand)	3,008
48,802	Imerys SA (France)	2,107
399,400	Taiheiyo Cement Corp. (Japan)	10,750
82,181	Vicat SA (France)	3,428
734,937	Wienerberger AG (Austria)	20,852
		45,745
CONSUMER FINANCE—0.5%
383,900	AEON Financial Service Co. Ltd. (Japan)	5,998
2,954,774	International Personal Finance plc (United Kingdom)	6,145
3,104,137	Non-Standard Finance plc (United Kingdom)[2]	1,167
1,491,676	Provident Financial plc (United Kingdom)*	9,139
178,167	Shriram Transport Finance Co. Ltd. (India)	2,538
		24,987
CONTAINERS & PACKAGING—0.6%
4,594,490	DS Smith plc (United Kingdom)	20,599
567,500	Toyo Seikan Group Holdings Ltd. (Japan)	9,601
		30,200
DISTRIBUTORS—0.2%
1,523,210	Inchcape plc (United Kingdom)	13,202
DIVERSIFIED FINANCIAL SERVICES—0.0%
7,068,000	First Pacific Co. Ltd. (Hong Kong)	2,218
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
1,295,666	Deutsche Telekom AG (Germany)	20,985
6,778,509	Koninklijke KPN NV (Netherlands)	18,992
689,505	KT Corp. ADR (South Korea)[1]	7,185
1,724,800	Nippon Telegraph & Telephone Corp. (Japan)	43,977
1,202,955	Spark New Zealand Ltd. (New Zealand)	3,603
		94,742
ELECTRIC UTILITIES—0.7%
699,800	Kansai Electric Power Co. (Japan)	7,854
265,388	Orsted AS (Denmark)[2]	28,946
		36,800
ELECTRICAL EQUIPMENT—3.2%
587,036	Legrand SA (France)	46,970
75,300	Mabuchi Motor Co. Ltd. (Japan)	2,744
374,291	Schneider Electric SE (France)	37,327
11,349,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	10,087
223,500	Ushio Inc. (Japan)	3,270
692,999	Vestas Wind Systems AS (Denmark)	68,792
		169,190
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
241,800	Azbil Corp. (Japan)	6,521
1,914,000	Chroma ATE Inc. (Taiwan)	9,334
1,971,000	Delta Electronics Inc. (Taiwan)	9,209
3,700	Hirose Electric Co. Ltd. (Japan)	459
101,200	Hitachi High-Technologies Corp. (Japan)	7,236
1,403,000	Hitachi Ltd. (Japan)	53,437
258,100	Kyocera Corp. (Japan)	16,959
98,400	Omron Corp. (Japan)	5,635
131,900	Shimadzu Corp. (Japan)	3,702
577,665	Spectris plc (United Kingdom)	20,114
93,500	TDK Corp. (Japan)	9,899
		142,505
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—0.6%
1,179,380	John Wood Group plc (United Kingdom)	$5,838
414,347	Petrofac Ltd. (United Kingdom)	1,906
5,429,714	Saipem SpA (Italy)*	22,509
263,719	TechnipFMC plc (France)	4,219
		34,472
ENTERTAINMENT—0.4%
234,022	CTS Eventim AG & Co. KGaA (Germany)	14,552
334,301	Modern Times Group Mortgage AB Class B (Sweden)*	3,332
157,100	Nexon Co. Ltd. (Japan)*	2,128
80,000	Toho Co. Ltd. (Japan)	2,947
		22,959
FOOD & STAPLES RETAILING—1.7%
355,700	Dairy Farm International Holdings Ltd. (Hong Kong)	1,827
981,157	Koninklijke Ahold Delhaize NV (Netherlands)	24,079
146,700	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	5,866
2,408,570	Metcash Ltd. (Australia)	4,174
835,600	Seven & I Holdings Co. Ltd. (Japan)	32,040
109,300	Sundrug Co. Ltd. (Japan)	3,704
6,199,456	Tesco plc (United Kingdom)	20,164
		91,854
FOOD PRODUCTS—1.5%
69,100	Calbee Inc. (Japan)	2,260
1,944,000	China Mengniu Dairy Co. Ltd. (China)*	7,130
1,904,809	Devro plc (United Kingdom)	4,306
239,900	Megmilk Snow Brand Co. Ltd. (Japan)	5,610
70,000	Meiji Holdings Co. Ltd. (Japan)	4,926
850,300	Nippon Suisan Kaisha Ltd. (Japan)	4,637
5,918,000	Tingyi Cayman Islands Holding Corp. (China)	9,984
426,000	Toyo Suisan Kaisha Ltd. (Japan)	17,848
268,941	Viscofan SA (Spain)	14,317
11,862,000	Want Want China Holdings Ltd. (China)	9,791
		80,809
GAS UTILITIES—0.1%
205,700	Tokyo Gas Co. Ltd. (Japan)	4,523
HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
590,224	Coloplast AS (Denmark)	74,416
9,961,249	ConvaTec Group plc (United Kingdom)[2]	27,289
949,542	Demant AS (Denmark)*	30,792
596,703	Getinge AB Class B (Sweden)*	10,162
851,967	GN Store Nord AS (Denmark)	42,258
103,800	Hoya Corp. (Japan)	9,934
591,465	Koninklijke Philips NV (Netherlands)	27,088
362,800	Olympus Corp. (Japan)	5,862
371,596	Smith & Nephew plc (United Kingdom)	8,941
72,135	Sonova Holding AG (Switzerland)	18,089
		254,831
HEALTH CARE PROVIDERS & SERVICES—1.3%
519,300	Alfresa Holdings Corp. (Japan)	10,434
349,173	Amplifon SpA (Italy)	9,928
551,939	Fresenius Medical Care AG & Co. KGaA (Germany)	42,436
429,100	MediPAL Holdings Corp. (Japan)	9,093
		71,891
HOTELS, RESTAURANTS & LEISURE—3.8%
4,973,000	Ajisen China Holdings Ltd. (China)	1,399
392,554	Carnival plc (United Kingdom)	16,033
2,453,682	Compass Group plc (United Kingdom)	60,660

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
370,065	Flutter Entertainment plc (United Kingdom)	$41,963
5,556,800	Genting Singapore Ltd. (Singapore)	3,478
2,348,096	GVC Holdings plc (United Kingdom)	27,150
675,132	Playtech plc (United Kingdom)	3,070
3,085,462	SSP Group plc (United Kingdom)	26,187
1,512,850	TUI AG (Germany)	15,406
226,539	Yum China Holdings Inc. (China)	9,757
		205,103
HOUSEHOLD DURABLES—0.9%
810,380	Barratt Developments plc (United Kingdom)	8,580
474,300	Casio Computer Co. Ltd. (Japan)	8,791
1,783,153	McCarthy & Stone plc (United Kingdom)[2]	3,472
69,500	Rinnai Corp. (Japan)	4,954
457,800	Sekisui Chemical Co. Ltd. (Japan)	7,625
222,800	Sony Corp. (Japan)	15,580
		49,002
HOUSEHOLD PRODUCTS—0.9%
184,000	Lion Corp. (Japan)	3,496
567,419	Reckitt Benckiser Group plc (United Kingdom)	46,967
		50,463
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
7,568,300	Lopez Holdings Corp. (Philippines)	553
INDUSTRIAL CONGLOMERATES—1.4%
1,862,500	CK Hutchison Holdings Ltd. (Hong Kong)	16,457
314,686	DCC plc (United Kingdom)	25,408
411,400	Jardine Matheson Holdings Ltd. (Hong Kong)	22,932
130,431	LG Corp. (South Korea)	7,665
6,099,800	Sime Darby Berhad (Malaysia)	3,232
		75,694
INSURANCE—4.6%
791,156	Admiral Group plc (United Kingdom)	23,554
988,413	AXA SA (France)	26,284
1,815,900	Dai-ichi Life Holdings Inc. (Japan)	26,950
433,200	Great Eastern Holdings Ltd. (Singapore)	6,865
52,431	Hannover Rueck SE (Germany)	10,180
46,476	Helvetia Holding AG (Switzerland)	6,681
2,003,600	Japan Post Holdings Co. Ltd. (Japan)	18,226
244,300	MS&AD Insurance Group Holdings Inc. (Japan)	8,114
354,177	Prudential plc (United Kingdom)*	6,297
1,303,223	QBE Insurance Group Ltd. (Australia)	11,864
1,032,489	Sampo OYJ (Finland)	46,738
55,992	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	9,858
421,600	Sompo Holdings Inc. (Japan)	15,753
112,800	Sony Financial Holdings Inc. (Japan)	2,597
382,800	T&D Holdings Inc. (Japan)	4,080
416,500	Tokio Marine Holdings Inc. (Japan)	22,608
		246,649
INTERACTIVE MEDIA & SERVICES—2.4%
428,398	Adevinta ASA (Norway)*	5,227
2,172,836	Auto Trader Group plc (United Kingdom)[2]	16,033
147,972	Baidu Inc. ADR (China)*,1	18,283
1,028,546	Carsales.com Ltd. (Australia)	11,707
1,560,962	Domain Holdings Australia Ltd. (Australia)	3,912
8,393,558	Rightmove plc (United Kingdom)	72,743
		127,905
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—1.2%
16,199	GS Home Shopping Inc. (South Korea)	$1,765
1,197,415	HelloFresh SE (Germany)*	28,504
1,692,603	Just Eat plc (United Kingdom)*	19,210
385,641	MoneySuperMarket.com Group plc (United Kingdom)	1,655
1,195,000	PChome Online Inc. (Taiwan)*	3,499
24,800	Takeaway.com NV (Netherlands)*,2	2,335
81,856	Trip.Com Group Ltd. ADR (China)*,1	2,630
25,812	Zooplus AG (Germany)*	2,319
249,700	ZOZO Inc. (Japan)	4,159
		66,076
IT SERVICES—1.5%
139,067	Alten SA (France)	17,139
146,328	Genpact Ltd. (United States)	6,478
133,700	ITOCHU Techno-Solutions Corp. (Japan)	3,938
192,700	NET One Systems Co. Ltd. (Japan)	3,177
184,100	Nomura Research Institute Ltd. (Japan)	4,051
1,850,200	NTT Data Corp. (Japan)	25,990
39,900	OBIC Co. Ltd. (Japan)	5,437
88,400	Otsuka Corp. (Japan)	3,447
154,600	SCSK Corp. (Japan)	8,286
		77,943
LEISURE PRODUCTS—0.8%
388,200	Bandai Namco Holdings Inc. (Japan)	22,558
1,009,000	Giant Manufacturing Co. Ltd. (Taiwan)	5,942
2,855,000	Goodbaby International Holdings Ltd. (Hong Kong)*	523
775,800	Sega Sammy Holdings Inc. (Japan)	10,564
20,600	Shimano Inc. (Japan)	3,158
		42,745
LIFE SCIENCES TOOLS & SERVICES—0.6%
52,536	Eurofins Scientific SE (France)	28,257
67,591	Gerresheimer AG (Germany)	5,346
		33,603
MACHINERY—2.7%
139,358	Andritz AG (Austria)	5,483
3,543,447	CNH Industrial NV (Italy)	33,751
123,100	Daifuku Co. Ltd. (Japan)	7,412
135,372	GEA Group AG (Germany)	4,053
90,000	Hoshizaki Corp. (Japan)	8,279
294,135	IMI plc (United Kingdom)	4,275
148,600	Makita Corp. (Japan)	5,684
437,000	Mitsui E&S Holdings Co. Ltd. (Japan)*	3,650
1,206,933	Rotork plc (United Kingdom)	4,836
1,430,145	Sandvik AB (Sweden)	26,103
271,925	Stabilus SA (Germany)	16,520
914,953	Wartsila OYJ Abp (Finland)	11,219
5,509,000	Yungtay Engineering Co. Ltd. (Taiwan)	11,093
		142,358
MARINE—0.3%
1,886,527	Irish Continental Group plc (Ireland)	9,795
6,399,830	Wan HAI Lines Ltd. (Taiwan)	3,569
		13,364
MEDIA—2.5%
4,222,400	BEC World PCL (Thailand)*	713
434,570	Daily Mail & General Trust plc (United Kingdom)	4,663
388,280	Euromoney Institutional Investor plc (United Kingdom)	6,279
1,106,000	Fuji Media Holdings Inc. (Japan)	15,038
682,463	Informa plc (United Kingdom)	6,971

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
12,516,817	ITV plc (United Kingdom)	$22,300
310,532	JCDecaux SA (France)	8,300
46,967,400	Media Nusantara Citra TBK PT (Indonesia)	5,438
3,837,875	Nine Entertainment Co. Holdings Ltd. (Australia)	4,747
1,037,100	Nippon Television Holdings Inc. (Japan)	14,012
333,747	Nordic Entertainment Group AB (Sweden)*	10,127
232,977	Schibsted ASA Class A (Norway)	7,015
195,634	Schibsted ASA Class B (Norway)	5,526
1,521,334	Sky Network Television Ltd. (New Zealand)	678
1,937,400	Television Broadcasts Ltd. (Hong Kong)	2,966
1,512,704	WPP plc (United Kingdom)	18,808
		133,581
METALS & MINING—2.3%
814,672	Acerinox SA (Spain)	7,931
3,897,192	Alumina Ltd. (Australia)	5,613
1,108,265	ArcelorMittal SA (France)	16,278
271,879	BHP Group Ltd. (Australia)	6,972
637,718	BlueScope Steel Ltd. (Australia)	5,968
10,315,532	Glencore plc (United Kingdom)*	30,169
553,822	Newcrest Mining Ltd. (Australia)	11,087
206,400	Nippon Steel Corp. (Japan)*	2,864
612,100	Rio Tinto plc (United Kingdom)	32,732
98,400	Sumitomo Metal Mining Co. Ltd. (Japan)	2,798
		122,412
MULTILINE RETAIL—0.2%
318,000	Marui Group Co. Ltd. (Japan)	7,355
182,100	Ryohin Keikaku Co. Ltd. (Japan)	3,044
		10,399
OIL, GAS & CONSUMABLE FUELS—2.4%
12,485,205	BP plc (United Kingdom)	75,162
160,876	Caltex Australia Ltd. (Australia)	3,669
1,480,902	Equinor ASA (Norway)	26,727
2,198,100	INPEX Corp. (Japan)	20,517
		126,075
PAPER & FOREST PRODUCTS—0.1%
1,350,300	Oji Holdings Corp. (Japan)*	6,860
PERSONAL PRODUCTS—1.8%
148,551	AMOREPACIFIC Group (South Korea)	8,886
4,580,435	Asaleo Care Ltd. (Australia)*	3,303
358,900	Kao Corp. (Japan)	28,625
28,800	Kose Corp. (Japan)	3,708
1,155,500	L'Occitane International SA (Hong Kong)	2,447
138,100	Mandom Corp. (Japan)	3,127
787,499	Unilever plc (United Kingdom)	46,975
		97,071
PHARMACEUTICALS—3.9%
298,700	Astellas Pharma Inc. (Japan)	5,278
348,900	Haw Par Corp. Ltd. (Singapore)	3,119
1,079,654	Novo Nordisk AS (Denmark)	65,720
405,800	Otsuka Holdings Co. Ltd. (Japan)	18,028
313,720	Roche Holding AG (Switzerland)	105,243
53,200	Sawai Pharmaceutical Co. Ltd. (Japan)	3,457
90,600	Takeda Pharmaceutical Co. Ltd. (Japan)	3,480
257,300	Tsumura & Co. (Japan)	6,988
		211,313
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—5.2%
544,491	Adecco Group AG (Switzerland)	$31,901
1,825,844	ALS Ltd. (Australia)	11,668
6,483,191	Capita plc (United Kingdom)*	12,440
43,974	DKSH Holding AG (Switzerland)	2,268
1,095,032	Experian plc (United Kingdom)	38,116
8,207,223	Hays plc (United Kingdom)	16,784
991,365	Intertek Group plc (United Kingdom)	75,223
825,482	IPH Ltd. (Australia)	4,997
450,900	Nomura Co. Ltd. (Japan)	5,121
926,843	PageGroup plc (United Kingdom)	5,583
267,800	Persol Holdings Co. Ltd. (Japan)	4,788
99,429	Randstad NV (Netherlands)	5,711
1,643,616	RELX plc (United Kingdom)	43,608
61,000	TechnoPro Holdings Inc. (Japan)	4,039
66,225	Teleperformance (France)	16,616
		278,863
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
221,500	Daiwa House Industry Co. Ltd. (Japan)	6,974
1,306,200	Mitsubishi Estate Co. Ltd. (Japan)	25,581
		32,555
ROAD & RAIL—0.9%
196,400	East Japan Railway Co. (Japan)	17,293
917,662	National Express Group plc (United Kingdom)	5,411
469,600	Senko Group Holdings Co. Ltd. (Japan)	3,755
256,600	West Japan Railway Co. (Japan)	21,711
		48,170
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
40,615	ASML Holding NV (Netherlands)	11,398
2,122,100	Renesas Electronics Corp. (Japan)*	13,351
134,300	ROHM Co. Ltd. (Japan)	9,661
143,500	SK Hynix Inc. (South Korea)	10,918
2,028,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	20,917
		66,245
SOFTWARE—0.0%
26,600	Oracle Corp. Japan (Japan)	2,302
SPECIALTY RETAIL—0.9%
54,800	ABC-Mart Inc. (Japan)	3,516
21,311,700	Esprit Holdings Ltd. (Hong Kong)*	3,804
2,142,417	Pets at Home Group plc (United Kingdom)	7,966
258,900	USS Co. Ltd. (Japan)	4,699
914,460	WH Smith plc (United Kingdom)	28,808
		48,793
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
430,751	Logitech International SA (Switzerland)	19,297
408,800	NEC Corp. (Japan)	18,197
183,310	Quadient SAS (France)	4,409
671,509	Samsung Electronics Co. Ltd. (South Korea)	31,113
		73,016
TEXTILES, APPAREL & LUXURY GOODS—2.8%
139,787	adidas AG (Germany)	44,189
673,100	ASICS Corp. (Japan)	9,834
382,426	Cie Financiere Richemont SA (Switzerland)	27,773
565,232	Cie Financiere Richemont SA ADR (South Africa)[1]	4,108
291,584	EssilorLuxottica SA (France)	43,171
2,429,500	Li Ning Co. Ltd. (China)*	7,095

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
809,700	Onward Holdings Co. Ltd. (Japan)	$4,651
401,081	Shenzhou International Group Holdings Ltd. (China)	5,302
2,394,000	Stella International Holdings Ltd. (Hong Kong)	3,317
		149,440
TOBACCO—0.4%
131,504	British American Tobacco plc (United Kingdom)	5,799
240,378	Swedish Match AB (Sweden)	13,590
		19,389
TRADING COMPANIES & DISTRIBUTORS—1.4%
463,156	Brenntag AG (Germany)	23,968
1,290,055	Bunzl plc (United Kingdom)	33,413
378,000	ITOCHU Corp. (Japan)	8,830
439,800	Mitsubishi Corp. (Japan)	11,275
		77,486
TRANSPORTATION INFRASTRUCTURE—0.5%
1,049,158	China Merchants Port Holdings Co. Ltd. (China)	1,614
1,004,432	Getlink SE (France)	17,720
203,200	Mitsubishi Logistics Corp. (Japan)	5,148
		24,482
WIRELESS TELECOMMUNICATION SERVICES—0.8%
1,306,172	Bharti Airtel Ltd. (India)*	9,088
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
678,200	KDDI Corp. (Japan)	$20,494
418,300	NTT DoCoMo Inc. (Japan)	11,885
52,430,877	Vodafone Idea Ltd. (India)*	3,903
		45,370
TOTAL COMMON STOCKS
(Cost $4,950,841)		5,243,347

PREFERRED STOCKS—0.4%
AUTOMOBILES—0.4%
133,227	Volkswagen AG (Germany)	23,903
PERSONAL PRODUCTS—0.0%
12,623	AMOREPACIFIC Group (South Korea)*	513
TOTAL PREFERRED STOCKS
(Cost $22,241)		24,416
TOTAL INVESTMENTS—98.2%
(Cost $4,973,082)		5,267,763
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		95,053
TOTAL NET ASSETS—100.0%		$5,362,816

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$3,375,689	$—	$3,375,689
Middle East/Central Asia	—	27,848	—	27,848
North America	18,223	—	—	18,223
Pacific Basin	47,481	1,774,106	—	1,821,587
Preferred Stocks
Europe	—	23,903	—	23,903
Pacific Basin	—	513	—	513
Total Investments in Securities	$65,704	$5,202,059	$—	$5,267,763
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020 (000s)
Common Stocks	$—	$—	$—	$—	$(17,166)	$17,166	$—	$—	$—
Preferred Stocks	162	—	(162)	—	—	—	—	—	—
	$162	$—	$(162)	$—	$(17,166)	$17,166	$—	$—	$—

Harbor International Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $87,928 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.0%
Shares		Value
AUTO COMPONENTS—0.7%
93,800	Denso Corp. (Japan)	$3,848
AUTOMOBILES—1.9%
523,001	Mahindra & Mahindra Ltd. GDR (India)[1]	4,159
152,100	Suzuki Motor Corp. (Japan)*	6,959
		11,118
BANKS—2.3%
943,200	Public Bank BHD (Malaysia)	4,265
509,827	United Overseas Bank Ltd. (Singapore)	9,510
		13,775
BEVERAGES—3.4%
5,158,500	Thai Beverage PCL (Thailand)	2,994
542,689	Treasury Wine Estates Ltd. (Australia)	4,662
1,472,000	Tsingtao Brewery Co. Ltd. (China)	8,142
444,787	United Spirits Ltd. (India)*	3,867
		19,665
BUILDING PRODUCTS—2.7%
139,146	Kingspan Group plc (Ireland)	8,582
402,442	Nibe Industrier AB (Sweden)	6,975
		15,557
CAPITAL MARKETS—2.6%
505,564	Hargreaves Lansdown plc (United Kingdom)	11,476
768,879	Jupiter Fund Management plc (United Kingdom)	3,901
		15,377
CHEMICALS—2.6%
402,189	Asian Paints Ltd. (India)	10,114
158,164	Johnson Matthey plc (United Kingdom)	5,423
		15,537
COMMERCIAL SERVICES & SUPPLIES—1.0%
357,567	HomeServe plc (United Kingdom)	6,042
DIVERSIFIED FINANCIAL SERVICES—1.5%
164,409	Investor AB Class B (Sweden)	9,002
ELECTRICAL EQUIPMENT—2.8%
106,972	Legrand SA (France)	8,559
60,500	Nidec Corp. (Japan)	7,609
		16,168
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
19,000	Keyence Corp. (Japan)	6,387
148,700	Murata Manufacturing Co. Ltd. (Japan)	8,419
		14,806
ENERGY EQUIPMENT & SERVICES—0.5%
599,082	John Wood Group plc (United Kingdom)	2,965
ENTERTAINMENT—1.8%
43,780	Spotify Technology SA (Sweden)*	6,186
58,063	Ubisoft Entertainment SA (France)*	4,404
		10,590
FOOD & STAPLES RETAILING—4.1%
430,277	Jeronimo Martins SGPS SA (Portugal)	7,404
345,300	Raia Drogasil SA (Brazil)*	10,016
COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—Continued
56,900	Sugi Holdings Co. Ltd. (Japan)	$2,851
1,204,500	Wal-Mart de Mexico SAB de CV (Mexico)*	3,524
		23,795
HEALTH CARE EQUIPMENT & SUPPLIES—5.1%
64,620	Cochlear Ltd. (Australia)	10,292
630,200	Olympus Corp. (Japan)	10,182
128,000	Sysmex Corp. (Japan)	9,157
		29,631
HOUSEHOLD PRODUCTS—0.8%
130,400	Pigeon Corp. (Japan)	4,602
INDUSTRIAL CONGLOMERATES—1.1%
35,100	Jardine Matheson Holdings Ltd. (Singapore)	1,957
155,300	Jardine Strategic Holdings Ltd. (Singapore)	4,752
		6,709
INSURANCE—5.6%
1,096,200	AIA Group Ltd. (Hong Kong)	10,862
10,586	Fairfax Financial Holdings Ltd. (Canada)	4,737
309,700	MS&AD Insurance Group Holdings Inc. (Japan)	10,286
611,000	Ping An Insurance Group Co. of China Ltd. (China)	6,909
		32,794
INTERACTIVE MEDIA & SERVICES—6.3%
1,275,882	Auto Trader Group plc (United Kingdom)[2]	9,415
36,976	Baidu Inc. ADR (China)*,1	4,569
234,500	Kakaku.com Inc. (Japan)	6,126
24,867	Naver Corp. (South Korea)	3,708
1,542,581	Rightmove plc (United Kingdom)	13,369
		37,187
INTERNET & DIRECT MARKETING RETAIL—10.0%
79,840	Alibaba Group Holding Ltd. ADR (China)*,1	16,494
73,799	ASOS plc (United Kingdom)*	2,985
94,396	MakeMyTrip Ltd. (India)*	2,171
60,818	Naspers Ltd. (South Africa)	9,864
60,258	Prosus NV (Netherlands)*	4,347
1,351,701	Trainline plc (United Kingdom)*,2	8,410
137,612	Trip.Com Group Ltd. ADR (China)*,1	4,422
209,227	Zalando SE (Germany)*,2	10,018
		58,711
IT SERVICES—4.8%
77,972	Bechtle AG (Germany)	11,250
35,905	Shopify Inc. (Canada)*	16,720
		27,970
LEISURE PRODUCTS—1.1%
43,800	Shimano Inc. (Japan)	6,716
LIFE SCIENCES TOOLS & SERVICES—1.7%
12,966	Mettler-Toledo International Inc. (Switzerland)*	9,817
MACHINERY—8.9%
156,913	Atlas Copco AB Class A (Sweden)	5,554
133,461	Atlas Copco AB Class B (Sweden)	4,148
151,787	Epiroc AB Class A (Sweden)	1,756
409,833	Epiroc AB Class B (Sweden)	4,632
116,875	Kone OYJ (Finland)	7,543
36,721	Schindler Holding AG (Switzerland)	9,485
21,900	SMC Corp. (Japan)	9,453

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
805,500	Techtronic Industries Co. Ltd. (Hong Kong)	$6,427
195,299	Weir Group plc (United Kingdom)	3,466
		52,464
PERSONAL PRODUCTS—2.8%
75,000	Kao Corp. (Japan)	5,982
164,200	Shiseido Co. Ltd. (Japan)	10,571
		16,553
PROFESSIONAL SERVICES—2.4%
101,972	Intertek Group plc (United Kingdom)	7,737
405,589	SEEK Ltd (Australia)	6,081
		13,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
41,446	ASML Holding NV (Netherlands)	11,631
128,568	Infineon Technologies AG (Germany)	2,762
316,191	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	17,056
14,113	U-Blox Holding AG (Switzerland)*	1,266
		32,715
SOFTWARE—1.8%
57,494	Nemetschek SE (Germany)*	3,900
121,094	Xero Ltd. (New Zealand)*	6,826
		10,726
SPECIALTY RETAIL—1.8%
313,021	Industria de Diseno Textil SA (Spain)	10,526
TEXTILES, APPAREL & LUXURY GOODS—4.0%
30,326	adidas AG (Germany)	9,586
220,218	Burberry Group plc (United Kingdom)	5,647
112,650	Cie Financiere Richemont SA (Switzerland)[3]	8,181
		23,414
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—2.0%
346,540	Housing Development Finance Corp. Ltd. (India)	$11,723
WIRELESS TELECOMMUNICATION SERVICES—0.8%
122,100	SoftBank Group Corp. (Japan)	4,930
TOTAL COMMON STOCKS
(Cost $469,922)		569,251

PREFERRED STOCKS—1.7%
(Cost $5,468)
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
42,686	Sartorius AG (Germany)	9,934

SHORT-TERM INVESTMENTS—0.0%
(Cost $203)
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.0%
202,700	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 1.62%)[4]	203
TOTAL INVESTMENTS—98.7%
(Cost $475,593)		579,388
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		7,436
TOTAL NET ASSETS—100.0%		$586,824

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$9,864	$—	$9,864
Europe	16,003	232,347	—	248,350
Latin America	13,540	—	—	13,540
Middle East/Central Asia	2,171	29,863	—	32,034
North America	21,457	—	—	21,457
Pacific Basin	42,541	201,465	—	244,006
Preferred Stocks
Europe	—	9,934	—	9,934
Short-Term Investments
Investment Company-Securities Lending Investment Fund	203	—	—	203
Total Investments in Securities	$95,915	$483,473	$—	$579,388
There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depository receipt, if any, are dnoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $27,843 or 5% of net assets.
3	All or a portion of this security was out on loan as of January 31, 2020. The market value of securities on loan and related cash collateral are $190 and $203, respectively.
4	Represents the investment of cash collateral received from securities lending activities
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—91.4%
Shares		Value
AEROSPACE & DEFENSE—1.8%
346,223	Senior plc (United Kingdom)	$762
AIR FREIGHT & LOGISTICS—3.4%
463,500	Kerry Logistics Network Ltd. (Hong Kong)	740
42,903	Kintetsu World Express Inc. (Japan)	684
		1,424
BANKS—3.5%
72,050	Spar Nord Bank AS (Denmark)	698
352,778	Virgin Money UK plc (United Kingdom)*	762
		1,460
BUILDING PRODUCTS—1.8%
56,129	Tarkett SA (France)	775
CAPITAL MARKETS—2.7%
26,802	JAFCO Co. Ltd. (Japan)	1,115
CHEMICALS—3.8%
30,000	Fuso Chemical Co. Ltd. (Japan)	844
14,520	KH Neochem Co. Ltd. (Japan)*	313
53,700	Neo Performance Materials Inc. (Canada)	442
		1,599
COMMERCIAL SERVICES & SUPPLIES—0.7%
73,834	Mears Group PLC (United Kingdom)	297
CONSTRUCTION & ENGINEERING—3.7%
35,045	Arcadis NV (Netherlands)	796
31,607	Maire Tecnimont SpA (Italy)	81
49,453	Raito Kogyo Co. Ltd. (Japan)	693
		1,570
CONSUMER FINANCE—1.7%
128,386	Resurs Holding AB (Sweden)[1]	711
CONTAINERS & PACKAGING—1.7%
57,000	BillerudKorsnas AB (Sweden)	732
DISTRIBUTORS—1.8%
88,969	Inchcape plc (United Kingdom)	771
ELECTRICAL EQUIPMENT—2.1%
389,500	Johnson Electric Holdings Ltd. (Hong Kong)	860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
7,314	Landis+Gyr Group AG (Switzerland)*	670
31,900	Nohmi Bosai Ltd. (Japan)	709
		1,379
FOOD PRODUCTS—6.1%
42,374	Ebro Foods SA (Spain)*	876
162,173	Elders Ltd. (Australia)	798
2,185,100	Japfa Ltd. (Singapore)	876
		2,550
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
17,300	Paramount Bed Holdings Co. Ltd. (Japan)	716
HEALTH CARE PROVIDERS & SERVICES—4.2%
30,677	BML Inc. (Japan)	869
450,715	Healius Ltd. (Australia)	882
		1,751
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.8%
47,508	Resorttrust Inc. (Japan)	$745
HOUSEHOLD DURABLES—1.8%
33,100	Fujitsu General Ltd. (Japan)	740
INSURANCE—3.8%
19,080	ASR Nederland NV (Netherlands)	710
55,782	Coface SA (France)	687
78,819	Mapfre SA (Spain)*	202
		1,599
INTERNET & DIRECT MARKETING RETAIL—2.8%
329,958	N Brown Group plc (United Kingdom)	356
62,594	Takkt AG (Germany)	822
		1,178
IT SERVICES—1.7%
63,408	Indra Sistemas SA (Spain)*	728
MACHINERY—6.9%
12,900	Krones AG (Germany)	974
21,951	METAWATER Co. Ltd. (Japan)	844
18,317	Nabtesco Corp. (Japan)	525
32,000	OSG Corp. (Japan)	539
		2,882
MARINE—1.9%
20,845	Clarkson plc (United Kingdom)	803
MEDIA—1.7%
45,375	Criteo SA ADR (France)*,2	698
METALS & MINING—1.6%
19,200	DOWA Holdings Co. Ltd. (Japan)	691
OIL, GAS & CONSUMABLE FUELS—2.5%
52,170	Golar LNG Ltd. (Bermuda)	502
488,488	Viva Energy Group Ltd. (Australia)[1]	556
		1,058
PAPER & FOREST PRODUCTS—1.7%
199,625	Navigator Co. SA (Portugal)*	716
PERSONAL PRODUCTS—2.1%
48,550	Ontex Group NV (Belgium)	880
PROFESSIONAL SERVICES—5.0%
13,085	Bertrandt AG (Germany)	758
52,877	Brunel International NV (Netherlands)	485
16,791	DKSH Holding AG (Switzerland)	866
		2,109
ROAD & RAIL—2.0%
242,454	Northgate plc (United Kingdom)	852
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
4,732	Siltronic AG (Germany)	507
25,920	Sumco Corp. (Japan)	396
31,325	Tower Semiconductor Ltd. (Israel)*	695
95,225	X-Fab Silicon Foundries SE (Belgium)*,1	554
		2,152
SPECIALTY RETAIL—1.6%
72,850	Matas AS (Denmark)	688

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.4%
62,555	BOC Aviation Ltd. (Singapore)[1]	$576
34,150	Kanamoto Co. Ltd. (Japan)	841
		1,417
TOTAL COMMON STOCKS
(Cost $38,045)		38,408

PREFERRED STOCKS—1.7%
(Cost $694)
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
12,381	Draegerwerk AG & Co KGaA (Germany)	$722
TOTAL INVESTMENTS—93.1%
(Cost $38,739)		39,130
CASH AND OTHER ASSETS, LESS LIABILITIES—6.9%		2,906
TOTAL NET ASSETS—100.0%		$42,036

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,200	$19,519	$—	$20,719
Middle East/Central Asia	695	—	—	695
North America	442	—	—	442
Pacific Basin	—	16,552	—	16,552
Preferred Stocks
Europe	—	722	—	722
Total Investments in Securities	$2,337	$36,793	$—	$39,130
There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $2,397 or 6% of net assets.
2	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—0.1%
30	ECA (France)	$1
782	Hanwha Aerospace Co. Ltd. (South Korea)*	21
98	Sogeclair (France)	3
		25
AIR FREIGHT & LOGISTICS—0.1%
13,372	Royal Mail plc (United Kingdom)	35
AIRLINES—0.0%
442	Deutsche Lufthansa AG (Germany)	7
AUTO COMPONENTS—0.0%
4,011	Grupo Industrial Saltillo SAB de CV (Mexico)	5
AUTOMOBILES—1.1%
14,687	Peugeot SA (France)	302
BANKS—11.5%
7,213	Bank Leumi Le-Israel (Israel)	52
2,700	Bank of Montreal (Canada)	206
1,862,100	Bank Pembangunan Daerah Jawa Timur TBK PT (Indonesia)	85
10,664	Barclays plc (United Kingdom)	24
8,455	BNP Paribas SA (France)	449
400	DBS Group Holdings Ltd. (Singapore)	7
5,401	Erste Group Bank AG (Austria)*	198
38,668	Faisal Islamic Bank of Egypt (Egypt)	40
132,000	Industrial & Commercial Bank of China Ltd. (China)	88
46,403	Israel Discount Bank Ltd. (Israel)	210
319	Israel Discount Bank Ltd. ADR (Israel)[1]	15
34,200	Japan Post Bank Co. Ltd. (Japan)	317
91,700	Mitsubishi UFJ Financial Group Inc. (Japan)	471
281,500	Mizuho Financial Group Inc. (Japan)	417
6,010	SpareBank 1 BV (Norway)	26
593	Sparebanken Sor (Norway)	7
3,722	Standard Chartered plc (United Kingdom)	31
12,500	Sumitomo Mitsui Financial Group Inc. (Japan)	439
2,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	74
		3,156
BEVERAGES—0.5%
845	Carlsberg AS (Denmark)	123
16,198	Ginebra San Miguel Inc. (Philippines)	12
70	Heineken Holding NV (Netherlands)	7
		142
BUILDING PRODUCTS—0.4%
5,898	Epwin Group PLC (United Kingdom)*	9
668	FM Mattsson Mora Group AB (Sweden)	7
1,880	Inwido AB (Sweden)	14
5,888	Norcros plc (United Kingdom)	22
2,477	Systemair AB (Sweden)	45
		97
CAPITAL MARKETS—3.3%
6,349	3i Group plc (United Kingdom)	92
273	Altamir (France)*	5
8,452	Banca Generali SpA (Italy)	269
8,497	Fiducian Group Ltd. (Australia)	32
3,001	London Stock Exchange Group plc (United Kingdom)	310
7,000	Singapore Exchange Ltd. (Singapore)	45
8,851	St. James's Place plc (United Kingdom)	133
2,385	VGI Partners Ltd. (Australia)*	19
		905
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—0.2%
1,800	AirBoss of America Corp. (Canada)	$12
2,900	Orica Ltd. (Australia)	44
		56
COMMERCIAL SERVICES & SUPPLIES—1.8%
47,713	BSA Ltd. (Australia)	13
1,500	Calian Group Ltd. (Canada)*	49
412	Catering International Services (France)	6
6,400	DAI Nippon Printing Co. Ltd. (Japan)*	176
450	GDI Integrated Facility Services Inc. (Canada)*	11
262	Orell Fuessli Holding AG (Switzerland)*	31
600	SECOM Co. Ltd. (Japan)	53
7,600	Toppan Printing Co. Ltd. (Japan)*	151
		490
COMMUNICATIONS EQUIPMENT—0.1%
2,500	EXFO Inc. (Canada)*	10
484	Radware Ltd. (Israel)*	12
1,220	Telefonaktiebolaget LM Ericsson (Sweden)	10
		32
CONSTRUCTION & ENGINEERING—0.3%
41,300	Boustead Singapore Ltd. (Singapore)	23
55,562	Decmil Group Ltd. (Australia)	15
32,791	Johns Lyng Group Ltd. (Australia)*	52
		90
CONSTRUCTION MATERIALS—0.8%
58,953	Fletcher Building Ltd. (New Zealand)	210
19,932	Steppe Cement Ltd. (Malaysia)*	9
		219
CONTAINERS & PACKAGING—0.0%
64,100	Hanwell Holdings Ltd. (Singapore)	10
DISTRIBUTORS—0.9%
11,500	Jardine Cycle & Carriage Ltd. (Singapore)	245
DIVERSIFIED CONSUMER SERVICES—0.0%
7,627	Shine Corporate Ltd. (Australia)*	5
DIVERSIFIED FINANCIAL SERVICES—0.4%
1,010	Exor NV (Italy)	74
13,798	IGB Bhd (Malaysia)	12
4,526	M&G plc (United Kingdom)*	14
761	S.R Accord Ltd. (Israel)*	16
		116
DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
145,911	BT Group plc (United Kingdom)	310
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	4
19,000	Nippon Telegraph & Telephone Corp. (Japan)	484
109	Telefonica SA (Spain)	1
		799
ELECTRIC UTILITIES—1.1%
10,641	CFE Capital S de RL de CV (Mexico)	16
3,216	Enel Americas SA ADR (Chile)[1]	32
28,931	Enel SpA (Italy)	252
23,923	OPG Power Ventures plc (United Kingdom)	5
		305

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—0.3%
250,000	Jiangnan Group Ltd. (China)*	$10
205	Somfy SA (France)	21
4,806	Zumtobel Group AG (Austria)*	47
		78
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
190	Barco NV (Belgium)	47
66,600	Cal-Comp Electronics Thailand PCL NVDR (Thailand)*,1	4
77,905	Datatec Ltd. (South Africa)*	173
13,314	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	73
548	IDIS Holdings Co. Ltd. (South Korea)	5
9,170	Partron Co. Ltd. (South Korea)*	84
1,006	Telsys (Israel)*	24
1,200	Tomen Devices Corp (Japan)*	43
7,354	Venture Corp. Ltd. (Singapore)	87
		540
ENERGY EQUIPMENT & SERVICES—0.7%
67,271	CGG SA (France)*	189
149,000	Hilong Holding Ltd. (Hong Kong)	14
		203
ENTERTAINMENT—2.1%
751	AFC Ajax NV (Netherlands)*	17
1,029	Ol Groupe SA (France)*	3
2,149	TEN Square Games SA (Poland)*	128
15,418	Vivendi SA (France)	422
106,364	Zengame Technology Holding Ltd. (Hong Kong)*	10
		580
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
14,185	Yeni Gimat Gayrimenkul Ortakligi AS (Turkey)	30
FOOD & STAPLES RETAILING—1.7%
18,464	Koninklijke Ahold Delhaize NV (Netherlands)	453
FOOD PRODUCTS—0.1%
900	Maeil Holdings Co. Ltd. (South Korea)	8
119	Neto ME Holdings Ltd. (Israel)*	6
4,363	PGG Wrightson Ltd. (New Zealand)	7
		21
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
28,686	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	429
12,359	Getinge AB Class B (Sweden)*	211
372	GN Store Nord AS (Denmark)	18
10,379	Koninklijke Philips NV (Netherlands)	475
1,579	Medistim ASA (Norway)	38
1,200	Olympus Corp. (Japan)	19
		1,190
HEALTH CARE PROVIDERS & SERVICES—0.2%
1,337	MediPAL Holdings Corp. (Japan)	29
200	Neuca SA (Poland)	20
3,006	Oriola OYJ (Finland)*	7
		56
HEALTH CARE TECHNOLOGY—0.2%
1,114	Nexus AG (Germany)*	42
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—0.1%
410	Evolution Gaming Group AB ADR (Sweden)[1]	$13
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	7
		20
HOUSEHOLD DURABLES—5.8%
477	Amica SA (Poland)	18
35,688	Barratt Developments plc (United Kingdom)	378
2,956	Berkeley Group Holdings plc (United Kingdom)	204
265	HEXAOM (France)*	11
9,600	Lii Hen Industries BHD (Malaysia)	7
18,400	Sekisui House Ltd. (Japan)	396
3,200	Sony Corp. (Japan)	224
1,056	Surteco Group SE (Germany)	26
117,956	Taylor Wimpey plc (United Kingdom)	334
		1,598
HOUSEHOLD PRODUCTS—0.0%
323	Essity AB (Sweden)*	10
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.5%
40,794	Meridian Energy Ltd. (New Zealand)*	140
INDUSTRIAL CONGLOMERATES—0.3%
666	Siemens AG (Germany)*	82
2,022	Sonae Capital SGPS SA (Portugal)*	2
		84
INSURANCE—10.3%
788	Ageas (Belgium)	43
2,443	Allianz SE (Germany)	583
22,970	Assicurazioni Generali SpA (Italy)	448
19,029	Aviva plc (United Kingdom)*	100
19,881	Avivasa Emeklilik VE Hayat AS (Turkey)	47
800	Dai-ichi Life Holdings Inc. (Japan)	12
4,223	European Reliance General Insurance Co. SA (Greece)*	23
1,100	Great Eastern Holdings Ltd. (Singapore)	17
2,200	iA Financial Corp. Inc. (Canada)	121
33,600	Japan Post Holdings Co. Ltd. (Japan)	306
88,116	Legal + General Group plc (United Kingdom)*	354
900	Manulife Financial Corp. (Canada)*	18
1,700	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)*	501
113,000	Paninvest TBK PT (Indonesia)*	8
1,600	Tokio Marine Holdings Inc. (Japan)	87
66,066	Unipolsai Assicurazioni SpA (Italy)	177
		2,845
INTERACTIVE MEDIA & SERVICES—0.1%
20,061	Auto Trader Group plc ADR (United Kingdom)[1]	37
120	Mediagrif Interactive Technologies Inc. (Canada)	—
		37
INTERNET & DIRECT MARKETING RETAIL—0.3%
1,871	Lastminute.com NV (Netherlands)*	86
IT SERVICES—3.7%
300	Business Engineering Corp. (Japan)	9
819	Comarch SA (Poland)	43
1,861	Digia OYJ (Finland)*	9
18,122	Eckoh plc (United Kingdom)	14
4,700	Fujitsu Ltd. (Japan)	497
241,419	Hi Sun Technology China Ltd. (China)*	35
3,715	Kainos Group plc (United Kingdom)	39

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
345	Know It AB (Sweden)	$7
500	Nomura Research Institute Ltd. (Japan)	11
9,100	Otsuka Corp. (Japan)	355
2,556	Redcentric PLC (United Kingdom)*	4
413	Techedge SpA (Italy)*	2
		1,025
LEISURE PRODUCTS—0.1%
2,251	Harvia OYJ (Finland)*	24
LIFE SCIENCES TOOLS & SERVICES—3.5%
4,402	Ergomed plc (United Kingdom)*	27
2,238	ICON plc (Ireland)*	377
1,657	Sartorius Stedim Biotech (France)	297
559	Siegfried Holding AG (Switzerland)*	259
		960
MACHINERY—3.3%
10,590	Atlas Copco AB Class A (Sweden)	375
8,688	Deutz AG (Germany)	45
2,673	Kone OYJ (Finland)	172
59,900	Sunningdale Tech Ltd. (Singapore)*	55
700	Suzumo Machinery Co. Ltd. (Japan)*	12
52,400	Zhengzhou Coal Mining Machinery Group Co. Ltd. (China)	26
318,200	Zoomlion Heavy Industry Science And Technology Co. Ltd. (China)	234
		919
MEDIA—2.1%
1,634	4imprint Group plc (United Kingdom)	71
4,693	Bloomsbury Publishing plc (United Kingdom)	18
18,144	Cello Health plc (United Kingdom)	32
195	Cogeco Communications Inc. (Canada)	15
300	Cogeco Inc. (Canada)	21
4,472	Corus Entertainment Inc. (Canada)	17
7,197	Enero Group Ltd. (Australia)*	10
85	GTN Ltd. (Australia)	—
2,451	HighCo SA (France)	17
3,663	Ilkka-Yhtyma OYJ (Finland)	16
1,767	Italian Exhibition Group SpA (Italy)*	9
8,279	North Media AS (Denmark)*	61
34,186	Nos SGPS SA (Portugal)	177
8,618	WPP plc (United Kingdom)	107
		571
METALS & MINING—4.2%
94,785	Arcelormittal South Africa Ltd. (South Africa)*	8
22,947	Base Resources Ltd. (Australia)*	4
52,347	Champion Iron Ltd. (Australia)*	84
27,813	Evraz plc (United Kingdom)	129
59,033	Fortescue Metals Group Ltd. (Australia)	437
26,518	Maca Ltd. (Australia)	17
268	Newcrest Mining Ltd. (Australia)	5
91,030	Red 5 Ltd. (Australia)*	19
29,775	Regis Resources Ltd. (Australia)	91
2,994	Rio Tinto Ltd. (Australia)	194
12,083	Trans-Siberian Gold PLC (United Kingdom)	9
3,579	Tribune Resources Ltd. (Australia)*	14
76,658	Western Areas Ltd. (Australia)	130
		1,141
MULTI-UTILITIES—0.8%
46,370	Hera SpA (Italy)	211
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—0.7%
24,800	China Aviation Oil Singapore Corp. Ltd. (Singapore)	$21
3,453	OMV AG (Austria)	172
224	OMV AG ADR (Austria)[1]	11
		204
PAPER & FOREST PRODUCTS—0.0%
1,311	Midway Ltd. (Australia)	2
PERSONAL PRODUCTS—0.6%
593	Jacques Bogart SA (France)	7
2,508	Unilever NV (Netherlands)	146
		153
PHARMACEUTICALS—8.6%
321	H Lundbeck AS ADR (Denmark)[1]	14
51	Merck KGaA (Germany)	6
8,549	Novartis AG (Switzerland)	808
9,347	Novo Nordisk AS (Denmark)	569
2,777	Roche Holding AG (Switzerland)	931
562	Vetoquinol SA (France)	36
		2,364
PROFESSIONAL SERVICES—2.1%
807	Etteplan OYJ (Finland)*	10
5,084	Keystone Law Group plc (United Kingdom)	39
4,498	People Infrastructure Ltd. (Australia)	11
7,160	Semcon AB (Sweden)	49
6,315	Wolters Kluwer NV (Netherlands)	475
		584
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
58,000	Chen Xing Development Holdings Ltd. (Hong Kong)*	18
83,000	China Overseas Grand Oceans Group Ltd. (China)	54
223	DEMIRE Deutsche Mittelstand Real Estate AG (Germany)*	1
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)*	16
37,000	Glorious Property Holdings Ltd. (Hong Kong)*	1
17,251	Grupo GICSA SAB de CV (Mexico)*	6
42,000	Hopefluent Group Holdings Ltd. (China)*	9
120,899	K Wah International Holdings Ltd. (Hong Kong)	59
1,235	LSR Group PJSC GDR (Russia)[1]	3
400	Mainstreet Equity Corp. (Canada)*	24
28,100	MKH BHD (Malaysia)*	11
20,963	Modern Land China Co. Ltd. (Hong Kong)*	3
62,150	Powerlong Real Estate Holdings Ltd. (China)	34
40,979	Rani Zim Shopping Centers Ltd. (Israel)*	51
9,213	Real Estate Investors PLC (United Kingdom)*	7
2,000	Sun Hung KAI Properties Ltd. (Hong Kong)	28
3,608	Tag Immobilien AG (Germany)*	95
363,000	Zhong An Group Ltd. (China)*	10
		430
ROAD & RAIL—0.0%
164	RedcapTour Co. Ltd. (South Korea)	2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
4,200	Advantest Corp. (Japan)	219
522	Dialog Semiconductor plc (Germany)*	23
2,915	NXP Semiconductors NV (Netherlands)	370
200	Tokyo Electron Ltd. (Japan)	44
9,846	Tower Semiconductor Ltd. (Israel)*	218
		874

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—4.0%
1,406	Aptitude Software Group PLC (United Kingdom)*	$9
998	Atlassian Corp. plc (Australia)*	147
3,763	Blancco Technology Group PLC (United Kingdom)*	10
1,836	Check Point Software Technologies Ltd. (Israel)*	210
1,405	Cyberark Software Ltd. (Israel)*	194
3,315	IVU Traffic Technologies AG (Germany)*	49
144	MiX Telematics Ltd. ADR (South Africa)[1]	2
2,698	NICE Ltd. ADR (Israel)*,1	465
1,997	Objective Corp. Ltd. (Australia)*	9
713	Sopheon plc (United Kingdom)*	7
		1,102
SPECIALTY RETAIL—0.4%
1,100	BMTC Group Inc. (Canada)*	8
43,981	Kathmandu Holdings Ltd. (New Zealand)*	85
20	Samse SA (France)*	4
5,830	Turners Automotive Group Ltd. (New Zealand)*	10
		107
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
1,471	Doro AB (Sweden)*	7
9,300	Samsung Electronics Co. Ltd. (South Korea)	431
		438
TEXTILES, APPAREL & LUXURY GOODS—0.1%
23,784	Kingdom Holdings Ltd. (China)*	5
1,472	Ratti SpA (Italy)	10
600	Rhythm Watch Co. Ltd. (Japan)	5
344	Samyang Tongsang Co. Ltd. (South Korea)	18
		38
TOBACCO—1.5%
7,470	Swedish Match AB (Sweden)	422
TRADING COMPANIES & DISTRIBUTORS—0.1%
2,400	Parker Corp (Japan)*	13
TRANSPORTATION INFRASTRUCTURE—0.1%
23,631	Stalexport Autostrady SA (Poland)	18
WIRELESS TELECOMMUNICATION SERVICES—2.5%
2,600	KDDI Corp. (Japan)	78
17,500	NTT DoCoMo Inc. (Japan)	497
500	Trilogy International Partners Inc. (Canada)	1
50,803	Vodafone Group plc (United Kingdom)	100
		676
TOTAL COMMON STOCKS
(Cost $25,167)		27,332

PREFERRED STOCKS—0.2%
MACHINERY—0.1%
2,601	Danieli & C Officine Meccaniche SpA (Italy)*	26
PREFERRED STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.1%
468	Brodrene A&O Johansen AS (Denmark)*	$25
TOTAL PREFERRED STOCKS
(Cost $53)		51
TOTAL INVESTMENTS—99.6%
(Cost $25,220)		27,383
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		122
TOTAL NET ASSETS—100.0%		$27,505

Harbor Overseas Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$2	$221	$—	$223
Europe	973	14,604	—	15,577
Latin America	53	6	—	59
Middle East/Central Asia	1,114	359	—	1,473
North America	477	36	—	513
Pacific Basin	—	9,487	—	9,487
Preferred Stocks
Europe	—	51	—	51
Total Investments in Securities	$2,619	$24,764	$—	$27,383
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020 (000s)
Common Stocks	$7	$—	$(11)	$—	$3	$1	$—	$—	$—
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions. NVDR after the name of a security stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International & Global Funds
Notes to Portfolios of Investments—January 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2020, the Trust consists of 38 separate portfolios. The portfolios covered by this report are: Harbor Diversified International All Cap Fund, Harbor Emerging Markets Equity Fund, Harbor Focused International Fund, Harbor Global Leaders Fund, Harbor International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, and Harbor Overseas Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and exchange-traded funds), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.IG.0120